UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 5968

John Hancock Municipal Securities Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Michael J. Leary
Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4490

Date of fiscal year end:	May 31

Date of reporting period:	May 31, 2009

ITEM 1. REPORT TO SHAREHOLDERS.

John Hancock
MUTUAL FUNDS

John Hancock
Tax-Free Bond Fund

Annual Report
5.31.09

Discussion of Fund performance

By MFC Global Investment Management (U.S.), LLC

The Fund’s fiscal year-end recently changed from August 31 to May 31. As a result, this report covers the period from September 1, 2008, to May 31, 2009.

Municipal bonds posted positive returns for the nine months ended May 31, 2009, despite an unprecedented level of volatility. Municipal bonds fell sharply throughout the last four months of 2008 as a crisis in the credit markets and a deepening economic downturn led investors to shun risk-related assets. However, municipal bonds bounced back in the latter half of the period as unprecedented government intervention helped ease the credit crunch and the economy began to show early signs of stabilization. The credit environment remained challenging as the severe downturn in the U.S. economy led to a substantial drop in tax revenues, resulting in budget shortfalls. After expending their reserve funds, state governments are now facing hard choices on spending cuts and tax hikes.

For the nine months ended May 31, 2009, John Hancock Tax-Free Bond Fund’s Class A shares posted a total return of 0.66% at net asset value. By comparison, Morningstar, Inc.’s muni national long fund category produced an average return of 0.10%, while the much broader-based Barclays Capital Municipal Bond Index, the Fund’s benchmark, returned 3.15%. It lagged its benchmark index, which is more dominated by large, more liquid issues that held up better. We believe that the Fund’s outperformance of its Morningstar peer group average resulted from its defensive positioning, with an emphasis on high-quality municipal bonds and shorter-term securities. This added value during the municipal market sell-off in late 2008 but detracted in the last half of the period as longer-term bonds and lower-quality securities led the municipal market rebound in early 2009. The best performers were essential-services revenue bonds, which finance basic services such as utilities, water and sewer. Conversely, widening credit spreads during most of the period hurt the performance of lower-quality credits, although considerable spread tightening at the end of the period mitigated some of the losses.

This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

Investments concentrated in one industry may fluctuate more widely than investments diversified across industries. Because the Fund may focus on particular industries, its performance may depend on the performance of those industries.

The major factors in this Fund’s performance are interest rates and credit risk. When interest rates rise, bond prices usually fall. Generally, an increase in the Fund’s average maturity will make it more sensitive to interest-rate risk.

6	Tax-Free Bond Fund | Annual report

A look at performance

For the period ended May 31, 2009

		Average annual returns (%)			Cumulative total returns (%)			SEC 30-
		with maximum sales charge (POP)			with maximum sales charge (POP)			day yield
	Inception							(%) as of
Class	date	1-year	5-year	10-year	1-year	5-year	10-year	5-31-09

A	1-5-90	–3.76	2.79	3.32	–3.76	14.72	38.60	4.25

B	12-31-91	–4.75	2.62	3.18	–4.75	13.80	36.75	3.70

C	4-1-99	–0.91	2.96	2.99	–0.91	15.71	34.31	3.69

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 4.5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class A — 1.02%, Class B — 1.77% and Class C — 1.77%. Expenses for the current period may be higher than those shown in the “Annual operating expenses” table for one or more of the following reasons: (i) a significant decrease in average net assets may result in a higher advisory fee rate if advisory fee breakpoints are not achieved; (ii) a significant decrease in average net assets may result in an increase in the expense ratio because certain fund expenses do not decrease as asset levels decrease; or (iii) the termination of voluntary expense cap reimbursements and/or fee waivers, as applicable.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares. Please note that a portion of the Fund’s income may be subject to taxes, and some investors may be subject to the Alternative Minimum Tax (AMT). Also note that capital gains are taxable.

The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

Annual report | Tax-Free Bond Fund	7

A look at performance

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Tax-Free Bond Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Barclays Capital Municipal Bond Index.

			With maximum
Class	Period beginning	Without sales charge	sales charge	Index

B2	5-31-99	$13,675	$13,675	$16,209

C2	5-31-99	13,431	13,431	16,209

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B and Class C shares, respectively, as of May 31, 2009. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Barclays Capital Municipal Bond Index is an unmanaged index that includes municipal bonds and is commonly used as a measure of bond performance.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or direct expenses, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

8	Tax-Free Bond Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on March 1, 2009 with the same investment held until May 31, 2009.

	Account value	Ending value	Expenses paid during
	on 3-1-09	on 5-31-09	period ended 5-31-09[1]

Class A	$1,000.00	$1,035.10	$2.82

Class B	1,000.00	1,033.20	4.71

Class C	1,000.00	1,033.20	4.71

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at May 31, 2009, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

1 Expenses are equal to the Fund’s annualized expense ratio of 1.10%, 1.84% and 1.84% for Class A, Class B and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 92/365 (to reflect the three month period).

Annual report | Tax-Free Bond Fund	9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on December 1, 2008, with the same investment held until May 31, 2009. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 12-1-08	on 5-31-09	period ended 5-31-09[1]

Class A	$1,000.00	$1,019.40	$5.54

Class B	1,000.00	1,015.80	9.25

Class C	1,000.00	1,015.80	9.25

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.10%, 1.84% and 1.84% for Class A, Class B and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

10	Tax-Free Bond Fund | Annual report

Portfolio summary

Top 10 holdings[1]

Alabama Public School & College Authority, 12-1-24, 5.000%	4.7%

Foothill Eastern Transportation Corridor Agency, 1-1-19, Zero	4.7%

Commonwealth of Puerto Rico, 7-1-11, 9.532%	3.4%

Madera County Certificates of Participation, 3-15-15, 6.500%	3.2%

Foothill Eastern Transportation Corridor Agency, 1-1-16, 6.000%	2.3%

San Bernardino County, 8-1-17, 5.500%	2.2%

Commonwealth of Massachusetts, 12-1-24, 5.500%	2.1%

Triborough Bridge & Tunnel Authority, 11-15-33, 5.000%	2.0%

San Joaquin Hills Transportation Corridor Agency, 1-15-17, 5.650%	1.9%

Puerto Rico Aqueduct & Sewer Authority, 7-1-11, 10.021%	1.7%

Industry composition[2,3]

General obligation bonds	8%	Development	5%

Revenue bonds		Pollution	5%

Other revenue	20%	Airport	3%

Transportation	18%	Utilities	3%

Education	17%	Tobacco	2%

Power	9%	Miscellaneous	3%

Health care	7%

Quality composition[2]

AAA	23%	BB	4%

AA	47%	CCC	1%

A	11%	Miscellaneous	3%

BBB	11%

1 As a percentage of net assets on May 31, 2009. Excludes cash and cash equivalents.

2 As a percentage of net assets on May 31, 2009.

3 Investments concentrated in one industry may fluctuate more widely than investments diversified across industries. Because the Fund may focus on particular industries, its performance may depend on the performance of those industries.

Annual report | Tax-Free Bond Fund	11

F I N A N C I A L   S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 5-31-09

	Interest	Maturity	Par value
State, issuer, description	rate	date	(000)	Value

Bonds 1.30%				$5,861,910

(Cost $7,000,000)

Diversified Financial Services 0.62%				2,799,600

Municipal Mortgage & Equity, LLC,
Bond (P)(S)	6.875%	06-30-49	4,000	2,799,600

Thrifts & Mortgage Finance 0.68%				3,062,310

Charter MAC Equity Issuer Trust,
Ser. A–4-1 (S)	5.750	04-30-15	3,000	3,062,310

	Interest	Maturity	Par value
State, issuer, description	rate	date	(000)	Value

Tax-exempt long-term bonds 97.50%				$438,690,594

(Cost $416,087,058)

Alabama 4.71%				21,196,000

Alabama Public School & College Authority	5.000%	12-01-24	$20,000	21,196,000

Arizona 2.90%				13,056,010

Arizona Health Facilities Authority,
Vanguard Health Systems, Inc. (H)	8.200	06-01-21	2,150	2,150

Maricopa County Pollution
Control Corp.,
El Paso Electric Co. Project, Ser. B	7.250	04-01-40	1,000	1,058,980

Phoenix Civic Improvement
Corp. District,
Civic Plaza, Ser. B (D)	Zero	07-01-28	1,000	828,690

Salt River Project Agricultural Improvement
& Power District Electric System,
Ser. A	5.000	01-01-33	7,000	7,126,910
Ser. A	5.000	01-01-39	4,000	4,039,280

California 19.40%				87,271,602

California Economic Recovery,
General Obligation Ser C–5 (V)	Zero	07-01-23	1,500	1,500,000

California General Obligation,
Daily Kindergarten University, Ser. A–4 (V)	Zero	05-01-34	600	600,000

Foothill Eastern Transportation
Corridor Agency,
Capital Appreciation	Zero	01-15-25	5,000	1,478,600
Capital Appreciation, Ser. A	Zero	01-01-19	30,000	21,068,400
Prerefunded, Ser. A	6.000	01-01-16	10,000	10,329,600

See notes to financial statements

12	Tax-Free Bond Fund | Annual report

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Par value
State, issuer, description	rate	date	(000)	Value
California (continued)

Madera County Certificates
of Participation,
Valley Children’s Hospital (D)	6.500%	03-15-15	$13,185	$14,254,961

Millbrae Residential Facility Revenue,
Magnolia of Millbrae Project, Ser. A	7.375	09-01-27	1,750	1,502,568

Sacramento City Financing Authority,
Convention Center Hotel, Ser. A	6.250	01-01-30	4,000	4,099,400

San Bernardino County,
Certificates of Participation, Medical
Center Project	5.500	08-01-22	2,500	2,488,225
Medical Center Financing Project (D)	5.500	08-01-17	9,130	9,728,654

San Diego Redevelopment Agency,
City Heights, Ser. A	5.750	09-01-23	25	20,596

San Joaquin Hills Transportation
Corridor Agency,
Toll Road Revenue	Zero	01-01-14	5,000	4,485,600
Toll Road Revenue	Zero	01-01-17	4,900	3,827,978
Toll Road Revenue,	Zero	01-01-20	2,000	1,330,020
Toll Road Revenue, Ser. A	5.650	01-15-17	10,000	8,363,400

Santa Ana Financing Authority,
Police Admin & Holding Facility, Ser. A (D)	6.250	07-01-19	2,000	2,193,600

Colorado 2.72%				12,249,655

Colorado Springs Utilities Revenue,
Ser. C	5.250	11-15-42	2,825	2,833,277

E-470 Public Highway Authority,
Capital Appreciation, Ser. B	Zero	09-01-34	7,000	1,134,490
Ser. B1 (D)	5.500	09-01-24	2,000	1,795,540

Northwest Parkway Public
Highway Authority,
Prerefunded Ser. D	7.125	06-15-41	2,900	3,091,313

Public Authority for Colorado Energy,
Natural Gas Purchase Revenue	6.250	11-15-28	3,500	3,395,035

Connecticut 0.69%				3,086,130

Connecticut State Health & Educational
Facility Authority,
Yale University, Ser. Z3	5.050	07-01-42	3,000	3,086,130

District of Columbia 1.65%				7,435,930

District of Columbia,
Georgetown University	5.500	04-01-36	3,000	3,023,730

District of Columbia,
Tobacco Settlement Financing Corp.	6.500	05-15-33	5,000	4,412,200

Florida 5.84%				26,276,022

Bonnet Creek Resort Community
Development District,
Special Assessment	7.375	05-01-34	1,500	1,216,695
Special Assessment	7.250	05-01-18	1,000	889,050

Capital Projects Finance Authority,
Student Housing Revenue, Ser. A	7.850	08-15-31	3,500	3,892,595
Student Housing Revenue, Ser. G	9.125	10-01-11	900	910,575

Capital Trust Agency,
Seminole Tribe Convention, Ser. A	8.950	10-01-33	3,000	3,756,420

Crossings At Fleming Island Community
Development District, Ser. C	7.100	05-01-30	1,000	833,640

See notes to financial statements

Annual report | Tax-Free Bond Fund	13

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Par value
State, issuer, description	rate	date	(000)	Value
Florida (continued)

Hernando County, Criminal Justice
Complex Financing (D)	7.650%	07-01-16	$500	$616,695

Miami-Dade County Aviation Revenue,
Ser. A	5.500	10-01-36	4,250	4,109,750

Orange County School Board,
Ser. A (D)	Zero	08-01-13	5,000	4,444,650

Orlando Urban Community
Development District,
Ser. A	6.950	05-01-33	2,400	2,641,560

Orlando Utilities Commission,
Water & Electric Revenue, Ser. D	6.750	10-01-17	2,200	2,635,842

Stoneybrook West Community
Development District,
Ser. A	7.000	05-01-32	310	328,550

Georgia 5.10%				22,957,900

Atlanta Tax Allocation,
Eastside Project, Ser. B	5.600	01-01-30	1,000	733,250

Georgia Municipal Electric Authority,
Prerefunded, Ser. 2005 (D)	6.500	01-01-17	60	72,337
Prerefunded, Ser. Z (D)	5.500	01-01-20	150	164,651
Refunded, Ser. Y (D)	6.500	01-01-17	145	171,480
Ser. BB	5.700	01-01-19	1,000	1,104,720
Ser. C (D)	5.700	01-01-19	5,000	5,523,600
Ser. EE (D)	7.250	01-01-24	2,000	2,478,560
Unrefunded, Ser. 2005 (D)	6.500	01-01-17	4,635	5,287,654
Unrefunded, Ser. Z (D)	5.500	01-01-20	5,690	6,321,988

Monroe County Development Authority,
Oglethorpe Power Corp., Ser. A	6.800	01-01-12	1,000	1,099,660

Illinois 6.53%				29,368,340

Chicago Board of Education,
Capital Appreciation, City Colleges (D)	Zero	01-01-16	2,850	2,285,244
Capital Appreciation, Ser. A (D)	Zero	12-01-18	5,440	3,619,722
General Obligation, Ser. A (D)	5.500	12-01-30	3,650	3,964,630

Chicago Tax Increment Revenue,
Pilsen Redevelopment, Ser. B	6.750	06-01-22	3,000	2,744,280

Illinois Development Finance Authority,
Pollution Control Revenue,
Edison Project (D)	5.850	01-15-14	3,000	3,123,840

Illinois Finance Authority,
Rush-Copley Medical Center, Inc.,
Ser. A	7.250	11-01-38	1,500	1,618,800

Kane County Community Unit School
District No. 304,
Ser. A (D)	Zero	01-01-17	4,705	3,473,231

Lake County Community Consolidated
School District No. 24,
General Obligation (D)	Zero	01-01-22	2,440	1,230,882

Round Lake Lakewood Grove Special
Service Area No. 1,
Prerefunded	6.700	03-01-33	1,000	1,166,080

Will County Community Unit School
District No. 365,
General Obligation (D)	Zero	11-01-21	5,780	3,144,898
General Obligation, Ser. B (D)	Zero	11-01-14	3,510	2,996,733

See notes to financial statements

14	Tax-Free Bond Fund | Annual report

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Par value
State, issuer, description	rate	date	(000)	Value
Kansas 0.22%				$1,008,020

Burlington Environmental Improvement,
Kansas City Power & Light, Ser. B (D)	5.375%	09-01-35	$1,000	1,008,020

Kentucky 2.17%				9,759,056

Kentucky Economic Development
Finance Authority,
Louisville Arena Project, Ser. A–1 (D)	6.000	12-01-33	1,000	1,036,570
Prerefunded, Norton Healthcare,
Ser. C (D)	6.100	10-01-21	1,770	2,083,095
Unrefunded, Norton Healthcare,
Ser. C (D)	6.100	10-01-21	3,230	3,254,516

Kentucky State Property &
Buildings Commission,
Project No. 93 (D)	5.250	02-01-29	3,250	3,384,875

Louisiana 0.56%				2,499,702

Jefferson Parish Home
Mortgage Authority,
Single Family Mortgage Revenue,
Ser. B–1	6.750	06-01-30	490	504,852

Louisiana Local Government
Environmental Facilities,
Westlake Chemical Corp. Project	6.750	11-01-32	2,500	1,994,850

Massachusetts 4.37%				19,657,403

Commonwealth of Massachusetts,
General Obligation, Ser. C (D)	5.500	12-01-24	8,000	9,437,760

Massachusetts Bay
Transportation Authority,
Ser. A–2	Zero	07-01-26	13,595	5,626,291

Massachusetts Health & Educational
Facilities Authority,
Civic Investments, Ser. B	9.200	12-15-31	3,500	4,431,770
Unrefunded, Partners Healthcare,
Ser. C	5.750	07-01-32	85	86,241

Massachusetts Water
Pollution Abatement,
Unrefunded, Ser. A	6.375	02-01-15	75	75,341

Michigan 0.81%				3,633,140

Detroit Water Supply System Revenue,
Ser. B (D)	7.000	07-01-36	1,000	1,116,540

Michigan Strategic Fund Ltd,
Dow Chemical Project	6.250	06-01-14	2,500	2,516,600

Missouri 0.24%				1,084,469

Fenton Tax Increment Revenue,
Gravois Bluffs Improvements	7.000	10-01-21	955	1,084,469

Nebraska 1.33%				6,000,535

Central Plains Energy Project Revenue,
Project No. 1, Ser. A	5.250	12-01-20	4,970	4,575,283

Omaha Public Power District,
Ser. B	6.200	02-01-17	1,200	1,425,252

See notes to financial statements

Annual report | Tax-Free Bond Fund	15

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Par value
State, issuer, description	rate	date	(000)	Value
Nevada 0.01%				$25,126

State of Nevada,
General Obligation, Unrefunded,
Ser. A	6.750%	07-01-09	$25	25,126

New Hampshire 0.72%				3,235,798

New Hampshire Business
Finance Authority,
Public Service Co., Ser. C (D)	5.450	05-01-21	$2,000	1,974,060

New Hampshire Health & Education
Facilities Authority, Exeter Project	6.000	10-01-24	1,250	1,261,738

New Jersey 4.12%				18,527,332

New Jersey Economic
Development Authority,
Newark Marriott Hotel	7.000	10-01-14	1,000	907,460

New Jersey Health Care Facilities
Financing Authority, Care Institute,
Inc., Cherry Hill Project	8.000	07-01-27	1,120	905,744

New Jersey State Turnpike Authority,
Ser. E	5.250	01-01-40	2,500	2,537,525

Tobacco Settlement Financing Corp.,
Prerefunded	6.750	06-01-39	5,000	5,959,400
Prerefunded	6.250	06-01-43	4,000	4,704,080
Ser. 1A	4.500	06-01-23	3,995	3,513,123

New Mexico 0.44%				2,001,160

Farmington Pollution Control Revenue,
Tucson Electric Power Co., Ser. A	6.950	10-01-20	2,000	2,001,160

New York 11.30%				50,849,741

New York City Industrial
Development Agency,
Terminal One Group Project	5.500	01-01-24	1,500	1,386,495
World Trade Center Project, Ser. A	6.250	03-01-15	2,000	1,742,920

New York City Municipal Water
Finance Authority,
Ser. 2009-EE	5.250	06-15-40	3,000	3,074,070
Unrefunded, Ser. B	6.000	06-15-33	375	396,431

New York City Transitional
Finance Authority,
Ser. A	Zero	11-01-29	5,000	4,750,750
Ser. S-3	5.375	01-15-34	2,000	2,008,060
Ser. S-3	5.250	01-15-39	3,000	2,937,990
Ser. S-4	5.500	01-15-39	2,995	3,032,737

New York Liberty Development Corp.,
Goldman Sachs Group, Inc.	5.250	10-01-35	3,000	2,782,170

New York State Dormitory Authority,
City University Systems, Ser. A	5.750	07-01-09	515	517,245
Prerefunded, Ser. B	7.500	05-15-11	90	95,325
State University Facilities, Ser. A	5.500	05-15-19	1,000	1,116,270
Unrefunded, Ser. B	7.500	05-15-11	145	160,370

New York State Housing Finance Agency, Ser. A	8.000	05-01-11	915	986,672

Port Authority of New York & New Jersey,
144th Construction Project	5.000	10-01-29	3,500	3,603,740
KICA Partners	6.750	10-01-19	8,700	6,791,568

See notes to financial statements

16	Tax-Free Bond Fund | Annual report

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Par value
State, issuer, description	rate	date	(000)	Value
New York (continued)

Triborough Bridge & Tunnel Authority,
General Purpose	5.000%	11-15-33	$9,025	$9,109,203
Ser. A	5.000	11-15-22	3,545	3,801,445

Westchester Tobacco Asset
Securitization Corp.,
Capital Appreciation	Zero	07-15-39	2,000	2,556,280

Ohio 1.34%				6,013,937

Buckeye Ohio Tobacco Settlement
Financing Authority,
Ser A–2	5.125	06-01-24	5,775	4,971,467

Ohio Air Quality Development Authority,
FirstEnergy Solutions Corp., Ser. C	7.250	11-01-32	1,000	1,042,470

Oklahoma 0.41%				1,832,620

Tulsa Municipal Airport Trust Trustees,
AMR Corp., Ser. A (P)	7.750	06-01-35	2,000	1,832,620

Oregon 0.86%				3,883,317

Clackamas County School District No. 12,
General Obligation, Ser. B (D)	Zero	06-15-28	3,130	2,888,521

Western Generation Agency,
Wauna Cogeneration Project, Ser. B	5.000	01-01-14	1,100	994,796

Pennsylvania 3.81%				17,144,455

Allegheny County Hospital
Development Authority,
West Penn Health Systems, Ser. A	5.000	11-15-28	3,500	2,196,565

Allegheny County Industrial
Development Authority,
US Steel Corp.	5.500	11-01-16	2,500	2,241,475

Allegheny County
Redevelopment Authority,
Pittsburgh Mills Project	5.600	07-01-23	1,000	769,780

Carbon County Industrial
Development Authority,
Panther Creek Partners Project	6.700	05-01-12	4,960	4,901,670

Philadelphia Authority for
Industrial Development,
Commerical Development	7.750	12-01-17	3,250	2,802,605

Philadelphia School District,
General Obligation, Ser. E	6.000	09-01-38	4,000	4,232,360

Puerto Rico 5.18%				23,317,176

Commonwealth of Puerto Rico,
Inverse Floater (D)(P)	9.532	07-01-11	14,000	15,259,160

Puerto Rico Aqueduct & Sewer Authority,
Inverse Floater (D)	10.021	07-01-11	6,500	7,837,440
Inverse Floater (D)	6.000	07-01-11	200	220,576

Rhode Island 0.19%				871,546

Town of Tiverton, Tax
Increment Revenue,
Mount Hope Bay Village, Ser. A	6.875	05-01-22	960	871,546

See notes to financial statements

Annual report | Tax-Free Bond Fund	17

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Par value
State, issuer, description	rate	date	(000)	Value
South Carolina 1.32%				$5,951,698

Richland County,
International Paper Co.	6.100%	04-01-23	$3,325	2,796,658

South Carolina State Public
Service Authority,
Santee Cooper, Ser. A	5.500	01-01-38	3,000	3,155,040

South Dakota 0.98%				4,421,150

Educational Enhancement
Funding Corp.,
Tobacco Settlement Pierre, Ser. B	6.500	06-01-32	5,000	4,421,150

Texas 4.86%				21,865,986

Bexar County Health Facilities
Development Corp.,
Army Retirement Residence Project	6.300	07-01-32	1,000	1,141,780

Brazos River Authority, Pollution
Control Revenue,
TXU Energy Co., Ser. A	8.250	10-01-30	2,000	1,069,980
TXU Energy Co., Ser. A	7.700	04-01-33	1,500	780,000

Dallas-Fort Worth International
Airport Revenue,
Ser. A–1 (D)	6.100	11-01-24	1,600	1,603,312

Harris County,
General Obligation (D)	Zero	08-15-19	3,000	2,007,720
Ser. A	5.000	08-15-38	2,000	1,999,840

Houston Independent School District
Public Financing Corp.,
Cesar Chavez Project, Ser. A (D)	Zero	09-15-16	900	703,881

Mission Economic Development Corp.,
Allied Waste, Inc., Ser. A	5.200	04-01-18	1,000	937,820

North Texas Tollway Authority,
Ser. A	6.000	01-01-25	3,000	3,181,440
Ser. K-2	6.000	01-01-38	4,000	4,043,320

Texas A&M University, Ser. B	5.000	07-01-31	2,500	2,636,050

Texas Economic Development Bank,
General Obligation	5.750	08-01-31	1,700	1,760,843

Utah 0.85%				3,823,563

Mountain Regional Water Service District
No: 2002-1, Special Assessment	7.000	12-01-18	660	605,959

Salt Lake City,
IHC Hospital Inc., Ser. A	8.125	05-15-15	760	899,331

Utah Transit Authority,
Ser. A (D)	5.000	06-15-35	2,265	2,318,273

Washington 0.68%				3,039,815

State of Washington,
General Obligation, Ser. A	6.750	02-01-15	1,000	1,151,750

Washington Public Power
Supply Systems,
Nuclear Project No. 1, Ser. B	7.125	07-01-16	1,500	1,888,065

See notes to financial statements

18	Tax-Free Bond Fund | Annual report

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Par value
State, issuer, description	rate	date	(000)	Value
West Virginia 0.72%				$3,250,860

West Virginia State Hospial
Finance Authority,
Prerefunded, Charleston
Medical Center	6.750%	09-01-22	$2,400	2,600,688
Unrefunded, Charleston
Medical Center	6.750	09-01-22	600	650,172
Wisconsin 0.47%				2,095,400

State of Wisconsin,
General Obligation	5.750	05-01-33	2,000	2,095,400

Total investments (Cost $423,087,058) † 98.80%				$444,552,504

Other assets and liabilities, net 1.20%				$5,393,573

Total net assets 100.00%				$449,946,077

The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable to common shareholders.

(D) Bond is insured by one of these companies:

Insurance coverage	As a % of total investments

Ambac Financial Group, Inc.	3.73%
Assured Guaranty Ltd.	0.99%
Financial Guaranty Insurance Company	2.93%
Financial Security Assurance, Inc.	2.28%
Municipal Bond Insurance Association	0.52%
National Public Finance Guaranty Insurance Corp.	19.65%

(H) Issuer has filed for protection under the Federal Bankruptcy Code or is in default of interest payment.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(V) Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of May 31, 2009.

† At May 31, 2009, the aggregate cost of investment securities for federal income tax purposes was $421,017,245. Net unrealized appreciation aggregated $23,535,259, of which $36,928,174 related to appreciated investment securities and $13,392,915 related to depreciated investment securities.

See notes to financial statements

Annual report | Tax-Free Bond Fund	19

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 5-31-09

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments, at value (Cost $423,087,058)	$444,552,504
Receivable for fund shares sold	1,503,273
Interest receivable	6,999,743
Receivable from affiliates	865
Other receivables and prepaid assets	105,373

Total assets	453,161,758

Liabilities

Due to custodian	130,357
Payable for investments purchased	2,525,000
Payable for fund shares repurchased	86,108
Payable to affiliates
Accounting and legal services fees	11,391
Distribution and service fees	118,985
Trustees’ fees	82,439
Management fees	201,826
Other liabilities and accrued expenses	59,575

Total liabilities	3,215,681

Net assets

Capital paid-in	$454,643,245
Accumulated net investment income	1,533,590
Accumulated net realized loss on investments	(27,696,204)
Net unrealized appreciation on investments	21,465,446

Net assets	$449,946,077

Net asset value per share

Class A ($411,233,807 ÷ 43,132,852 shares)	$9.53
Class B ($11,434,556 ÷ 1,199,291 shares)[1]	$9.53
Class C ($27,277,714 ÷ 2,861,258 shares)[1]	$9.53

Maximum offering price per share

Class A (net asset value per share ÷ 95.5%)[2]	$9.98

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

20	Tax-Free Bond Fund | Annual report

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the periods ended 5-31-09 and 8-31-08

These Statements of Operations summarize the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the periods stated.

	Period	Year
	ended	ended
	5-31-09[1]	8-31-08

Investment income

Interest	$19,358,815	$25,096,583

Expenses

Investment management fees (Note 5)	1,753,684	2,455,139
Distribution and service fees (Note 5)	972,584	1,293,936
Transfer agent fees (Note 5)	278,733	367,638
Accounting and legal services fees (Note 5)	50,152	51,330
Trustees’ fees	18,578	20,722
State registration fees	39,223	—
Printing and postage fees	27,031	34,770
Professional fees	78,056	54,333
Custodian fees	45,798	101,300
Registration and filing fees	—	51,332
Interest expense and fees on inverse floaters	—	253,662
Proxy fees	133,886	—
Miscellaneous	43,978	16,567

Total expenses	3,441,703	4,700,729
Less expense reductions (Note 5)	(1,104)	(7,468)

Net expenses	3,440,599	4,693,261

Net investment income	15,918,216	20,403,322

Realized and unrealized gain (loss)

Net realized loss on investments	(10,078,446)	(1,960,315)

Change in net unrealized appreciation (depreciation)
on investments	(3,883,768)	(4,001,767)

Net realized and unrealized loss	(13,962,214)	(5,962,082)

Increase in net assets from operations	$1,956,002	$14,441,240

1 For the nine month period ended May 31, 2009, the Fund changed its fiscal year end from August 31 to May 31.

See notes to financial statements

Annual report | Tax-Free Bond Fund	21

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last three periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Period	Year	Year
	ended	ended	ended
	5-31-09[1]	8-31-08	8-31-07

Increase (decrease) in net assets

From operations
Net investment income	$15,918,216	$20,403,322	$21,012,388
Net realized loss	(10,078,446)	(1,960,315)	(660,264)
Change in net unrealized appreciation
(depreciation)	(3,883,768)	(4,001,767)	(13,017,511)

Increase in net assets resulting
from operations	1,956,002	14,441,240	7,334,613

Distributions to shareholders
From net investment income
Class A	(14,433,986)	(19,028,985)	(19,973,612)
Class B	(352,283)	(534,537)	(689,098)
Class C	(612,034)	(336,964)	(255,262)

Total distributions	(15,398,303)	(19,900,486)	(20,917,972)

From Fund share transactions (Note 6)	20,314,234	(9,106,347)	(15,389,465)

Total increase (decrease)	6,871,933	(14,565,593)	(28,972,824)

Net assets

Beginning of period	443,074,144	457,639,737	486,612,561

Period ended	$449,946,077	$443,074,144	$457,639,737

Accumulated net investment income	$1,533,590	$1,227,578	$1,109,271

1 For the nine month period ended May 31, 2009, the Fund changed its fiscal year end from August 31 to May 31.

See notes to financial statements

22	Tax-Free Bond Fund | Annual report

F I N A N C I A L   S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES Period ended	5-31-09[1]	8-31-08	8-31-07	8-31-06	8-31-05[2]	8-31-04[2]

Per share operating performance

Net asset value, beginning of period	$9.82	$9.95	$10.24	$10.41	$10.22	$9.96
Net investment income[3]	0.35	0.45	0.45	0.47	0.48	0.49
Net realized and unrealized
gain (loss) on investments	(0.30)	(0.13)	(0.29)	(0.18)	0.19	0.26
Total from investment operations	0.05	0.32	0.16	0.29	0.67	0.75
Less distributions
From net investment income	(0.34)	(0.45)	(0.45)	(0.46)	(0.48)	(0.49)
Net asset value, end of period	$9.53	$9.82	$9.95	$10.24	$10.41	$10.22
Total return (%)[4]	0.66[5]	3.25[6]	1.55[6]	2.87[6]	6.72	7.70[6]

Ratios and supplemental data

Net assets, end of year (in millions)	$411	$417	$434	$459	$487	$492
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.02[7,8]	0.96	0.95	0.96	0.99	0.97
Interest and fees[9]	—	0.06	0.08	—	—	—
Expenses net of fee waivers	1.02[7,8]	1.02	1.03	0.96	0.99	0.96
Expenses net of all fee waivers
and credits	1.02[7,8]	1.02	1.03	0.96	0.99	0.96
Net investment income	5.05[7]	4.53	4.45	4.54	4.71	4.87
Portfolio turnover (%)	36	36	40	54	32	49

1 For the nine month period ended May 31, 2009, the Fund changed its fiscal year end from August 31 to May 31.

2 Audited by previous Independent Registered Public Accounting Firm.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Not annualized.

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Annualized.

8 Includes proxy fees. The impact of this expense to the gross and net expense ratios was 0.04%.

9 Interest expenses and fees are related to the Fund’s investment in inverse floater rate investments. Under accounting rules, the Fund recognizes additional income in an amount equal to these expenses.

See notes to financial statements

Annual report | Tax-Free Bond Fund	23

F I N A N C I A L   S T A T E M E N T S

CLASS B SHARES Period ended	5-31-09[1]	8-31-08	8-31-07	8-31-06	8-31-05[2]	8-31-04[2]

Per share operating performance

Net asset value, beginning of period	$9.82	$9.95	$10.24	$10.41	$10.22	$9.96
Net investment income[3]	0.29	0.38	0.38	0.39	0.41	0.42
Net realized and unrealized
gain (loss) on investments	(0.29)	(0.14)	(0.30)	(0.18)	0.18	0.26
Total from investment operations	—	0.24	0.08	0.21	0.59	0.68
Less distributions
From net investment income	(0.29)	(0.37)	(0.37)	(0.38)	(0.40)	(0.42)
Net asset value, end of period	$9.53	$9.82	$9.95	$10.24	$10.41	$10.22
Total return (%)[4]	0.10[5]	2.47[6]	0.80[6]	2.10[6]	5.93	6.89[6]

Ratios and supplemental data

Net assets, end of year (in millions)	$11	$13	$16	$21	$32	$39
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.77[7,8]	1.71	1.70	1.71	1.74	1.73
Interest and fees[9]	—	0.06	0.08	—	—	—
Expenses net of fee waivers	1.77[7,8]	1.77	1.78	1.71	1.74	1.72
Expenses net of all fee waivers
and credits	1.77[7,8]	1.77	1.78	1.71	1.74	1.72
Net investment income	4.29[7]	3.77	3.69	3.79	3.96	4.11
Portfolio turnover (%)	36	36	40	54	32	49

1 For the nine month period ended May 31, 2009, the Fund changed its fiscal year end from August 31 to May 31.

2 Audited by previous Independent Registered Public Accounting Firm.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Not annualized.

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Annualized.

8 Includes proxy fees. The impact of this expense to the gross and net expense ratios was 0.04%.

9 Interest expenses and fees are related to the Fund’s investment in inverse floater rate investments. Under accounting rules, the Fund recognizes additional income in an amount equal to these expenses.

See notes to financial statements

24	Tax-Free Bond Fund | Annual report

F I N A N C I A L   S T A T E M E N T S

CLASS C SHARES Period ended	5-31-09[1]	8-31-08	8-31-07	8-31-06	8-31-05[2]	8-31-04[2]

Per share operating performance

Net asset value, beginning of period	$9.82	$9.95	$10.24	$10.41	$10.22	$9.96
Net investment income[3]	0.29	0.38	0.37	0.39	0.41	0.42
Net realized and unrealized
gain (loss) on investments	(0.29)	(0.14)	(0.29)	(0.18)	0.18	0.26
Total from investment operations	—	0.24	0.08	0.21	0.59	0.68
Less distributions
From net investment income	(0.29)	(0.37)	(0.37)	(0.38)	(0.40)	(0.42)
Net asset value, beginning of period	$9.53	$9.82	$9.95	$10.24	$10.41	$10.22
Total return (%)[4]	0.10[5]	2.47[6]	0.80[6]	2.10[6]	5.93	6.89[6]

Ratios and supplemental data

Net assets, end of year (in millions)	$27	$13	$7	$7	$7	$8
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.77[7,8]	1.71	1.70	1.71	1.74	1.72
Interest and fees[9]	—	0.06	0.08	—	—	—
Expenses net of fee waivers	1.77[7,8]	1.77	1.78	1.71	1.74	1.71
Expenses net of all fee waivers
and credits	1.77[7,8]	1.77	1.78	1.71	1.74	1.71
Net investment income	4.31[7]	3.78	3.70	3.79	3.96	4.11
Portfolio turnover (%)	36	36	40	54	32	49

1 For the nine month period ended May 31, 2009, the Fund changed its fiscal year end from August 31 to May 31.

2 Audited by previous Independent Registered Public Accounting Firm.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Not annualized.

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Annualized.

8 Includes proxy fees. The impact of this expense to the gross and net expense ratios was 0.04%.

9 Interest expenses and fees are related to the Fund’s investment in inverse floater rate investments. Under accounting rules, the Fund recognizes additional income in an amount equal to these expenses.

See notes to financial statements

Annual report | Tax-Free Bond Fund	25

Notes to financial statements

Note 1
Organization

John Hancock Tax-Free Bond Fund (the Fund) is a diversified series of John Hancock Municipal Securities Trust (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to provide as high a level of interest income exempt from federal income taxes as is consistent with preservation of capital.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

Note 2
Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security valuation

Investments are stated at value as of the close of the regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data as well as broker quotes. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Debt obligations, for which there are no prices available from an independent pricing service, are valued based on broker quotes or fair valued as described below. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value.

Other portfolio securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s Pricing Committee in accordance with procedures adopted by the Board of Trustees.

Municipal valuations change in response to many factors including tax receipts and budget disbursements of the municipalities, general economic conditions, interest rates, investor perceptions and market liquidity.

The Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements, effective with the beginning of the Fund’s fiscal year. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants

26	Tax-Free Bond Fund | Annual report

would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s Pricing Committee’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2009:

	INVESTMENTS IN	OTHER FINANCIAL
VALUATION INPUTS	SECURITIES	INSTRUMENTS*

Level 1 — Quoted Prices	—	—
Level 2 — Other Significant Observable Inputs	$444,552,504	—
Level 3 — Significant Unobservable Inputs	—	—
Total	$444,552,504	—

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, options and swap contracts, which are stated at value based upon futures’ settlement prices, foreign currency exchange forward rates, option prices and swap prices.

Security transactions and related
investment income

Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Discounts/premiums are accreted/amortized for financial reporting purposes. Non-cash dividends are recorded at the fair market value of the securities received. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful. The Fund uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Expenses

The majority of expenses are directly identifiable to an individual fund. Trust expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for all classes are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Line of credit

The Fund and other affiliated funds have entered into an agreement which enables it to participate in a $150 million unsecured committed line of credit with State Street Corporation (the Custodian). The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is charged to each participating fund

Annual report | Tax-Free Bond Fund	27

based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.08% per annum, payable at the end of each calendar quarter, based on the average daily-unused portion of the line of credit, is charged to each participating fund on a prorated basis based on average net assets. Prior to February 19, 2009, the commitment fee was 0.05% per annum. For the period ended May 31, 2009, there were no borrowings under the line of credit by the Fund.

Pursuant to the custodian agreement, the Custodian may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay the Custodian for any overdraft, including any costs or expenses associated with the overdraft. The Custodian has a lien, security interest or security entitlement in any Fund property, that is not segregated, to the maximum extent permitted by law to the extent of any overdraft.

Federal income taxes

The Fund qualifies as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has a $20,118,770 capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, it will reduce the amount of capital gain distribution to be paid. The loss carryforward expires as follows: May 31, 2011 — $7,431,104, May 31, 2012 —$6,837,618, May 31, 2015 — $257,214, May 31, 2016 — $209,653 and May 31, 2017 — $5,383,181. Additionally, net capital losses of $6,925,840 that are attributable to security transactions incurred after October 31, 2008, are treated as arising on June 1, 2009, the first day of the Fund’s next taxable year. As of May 31, 2009, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended May 31, 2009 remains subject to examination by the Internal Revenue Service.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are distributed annually. During the year ended August 31, 2007, the tax character of distributions paid was as follows: ordinary income $14,449 and tax exempt income $20,903,523. During the year ended August 31, 2008, the tax character of distributions paid was as follows: ordinary income $180,250 and tax exempt income $19,720,236. During the period ended May 31, 2009, the tax character of distributions paid was as follows: ordinary income $2,249 and tax exempt income $15,396,054. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

As of May 31, 2009, the components of distributable earnings on a tax basis included $1,716,669 of undistributed exempt income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period. Permanent book-tax differences are primarily attributable to amortization and accretion on debt securities.

28	Tax-Free Bond Fund | Annual report

Note 3
Risk and uncertainties
State concentration risk

The Fund may concentrate its investments in a single state and its performance is affected by local, state and regional factors. The risks may include economic or policy changes, erosion of the tax base, and state legislative changes (especially those regarding budgeting and taxes). Although the Fund invests mainly in investment-grade bonds, which generally have a relatively low level of credit risk, any factors that might lead to a credit decline statewide would be likely to cause widespread decline in the credit quality of the Fund’s holdings.

Insurance concentration risk

The Fund may hold insured municipal obligations which are insured as to their scheduled payment of principal and interest under an insurance policy obtained by the issuer or underwriter of the obligation at the time of its original issuance. Since there are a limited number of municipal obligation insurers, a Fund may have a concentration of investments covered by one insurer. Accordingly, the concentration may make the Fund’s value more volatile and investment values may rise and fall more rapidly. In addition, the credit quality of companies which provide the insurance may affect the value of those securities and insurance does not guarantee the market value of the insured obligation.

Municipal bond risk

The Fund generally invests in general obligation or revenue municipal bonds. The bonds are backed by the municipal issuers and have the risk that the issuer’s credit quality will decline. General obligation bonds are backed by the municipal issuer’s ability to levy taxes. In extreme cases, a municipal issuer could declare bankruptcy or otherwise become unable to honor its commitments to bondholders which may be caused by many reasons, including fiscal mismanagement and erosion of the tax base. Revenue bonds are backed only by income associated with a specific facility. Any circumstance that reduces or threatens the economic viability of that particular facility can affect the bond’s credit quality.

Fixed income risk

Fixed income securities are subject to credit and interest rate risk and involve some risk of default in connection with principal and interest payments.

Note 4
Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Note 5
Management fee and transactions with
affiliates and others

The Fund has an investment management contract with John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC). Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.55% of the first $500,000,000 of the Fund’s average daily net asset value, (b) 0.50% of the next $500,000,000 and (c) 0.45% of the Fund’s average daily net assets in excess of $1,000,000,000. The Adviser has a subadvisory agreement with MFC Global Investment Management (U.S.), LLC, an indirectly owned subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of subadvisory fees.

The investment management fees incurred for the period ended May 31, 2009, were equivalent to an annual effective rate of 0.55% of the Fund’s average daily net assets.

Annual report | Tax-Free Bond Fund	29

The Fund has a Distribution Agreement with John Hancock Funds, LLC (JH Funds), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C shares, pursuant to Rule 12b-1 under the 1940 Act, to pay JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.25%, 1.00% and 1.00% of average daily net asset value of Class A, Class B and Class C shares, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the Financial Industry Regulatory Authority (formerly the National Association of Securities Dealers). Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

Pursuant to the Advisory Agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, annual, semiannual and periodic reports to shareholders and the preparation of all regulatory reports. These expenses are allocated based on the relative share of net assets of each class at the time the expense was incurred.

The accounting and legal services fees incurred for the period ended May 31, 2009, were equivalent to an annual effective rate of less than 0.02% of the Fund’s average daily net assets.

The Fund has an agreement with its custodian bank, under which custody fees are reduced by balance credits applied during the period. The expense reductions related to custody fee offsets amounted to $1,025.

Class A shares are assessed up-front sales charges. During the period ended May 31, 2009, JH Funds received net up-front sales charges of $376,325 with regard to sales of Class A shares. Of this amount, $44,159 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $300,904 was paid as sales commissions to unrelated broker-dealers and $31,262 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer. The Adviser’s indirect parent, John Hancock Life Insurance Company (JHLICO), is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended May 31, 2009, CDSCs received by JH Funds amounted to $10,971 for Class B shares and $9,204 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of JHLICO. The transfer agent fees are made up of three components:

• The Fund pays amonthly transfer agent fee at an annual rate of 0.01% for all classes based on each class’s average daily net assets.

• All classes of the Fund paid a monthly fee based on an annual rate of $17.50 per shareholder account.

• In addition, Signature Services is reimbursed for certain out-of-pocket expenses.

The Fund receives earnings credits from its transfer agent as a result of uninvested cash balances. These credits are used to reduce a portion of the Fund’s transfer agent fees and out-of-pocket expenses. During the period ended May 31, 2009, the Fund’s transfer agent

30	Tax-Free Bond Fund | Annual report

fees and out-of-pocket expenses were reduced by $79 for transfer agent credits earned.

Class level expenses for the period ended
May 31, 2009 were as follows:

	Distribution and	Transfer
Share class	service fees	agent fees

Class A	$738,644	$258,166
Class B	85,349	7,445
Class C	148,591	13,122
Total	$972,584	$278,733

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. Mr. John G. Vrysen is a Board member of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note 6
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the period ended May 31, 2009, and the years ended August 31, 2008 and August 31, 2007, along with the corresponding dollar value.

	Period ended 5-31-09[1]		Year ended 8-31-08		Year ended 8-31-07

	Shares	Amount	Shares	Amount	Shares	Amount
Class A shares

Sold	4,449,118	$41,649,296	2,871,529	$28,467,107	2,034,449	$20,755,106
Distributions
reinvested	1,145,256	10,610,551	1,419,271	14,057,101	1,429,483	14,585,320

Repurchased	(4,879,213)	(44,933,709)	(5,517,877)	(54,881,160)	(4,598,208)	(46,872,840)
Net increase
(decrease)	715,161	$7,326,138	(1,227,077)	($12,356,952)	(1,134,276)	($11,532,414)

Class B shares

Sold	316,450	$2,954,933	169,785	$1,690,375	91,785	$938,458
Distributions
reinvested	23,296	215,750	34,446	341,308	42,045	429,254

Repurchased	(448,484)	(4,147,111)	(500,005)	(4,984,103)	(585,219)	(5,971,686)
Net decrease	(108,738)	($976,428)	(295,774)	($2,952,420)	(451,389)	($4,603,974)

Class C shares

Sold	1,787,141	$16,684,166	733,348	$7,224,800	200,261	$2,026,548
Distributions
reinvested	34,007	314,984	22,661	224,610	15,230	155,331

Repurchased	(332,690)	(3,034,626)	(126,097)	(1,246,385)	(140,322)	(1,434,956)
Net increase	1,488,458	$13,964,524	629,912	$6,203,025	75,169	$746,923

Net increase
(decrease)	2,094,881	$20,314,234	(892,939)	($9,106,347)	(1,510,496)	($15,389,465)

1 For the nine month period ended May 31, 2009, the Fund changed its fiscal year end from August 31 to May 31.

Annual report | Tax-Free Bond Fund	31

Note 7
Purchase and sale of securities

Purchases and proceeds from sales or maturities of securities, including purchases and sales of variable rate demand notes of $35,555,000 and $34,555,000, respectively, during the period ended May 31, 2009, aggregated $170,474,838 and $154,511,546, respectively. Short-term securities are excluded from these amounts.

Note 8
Change in fiscal year end

On March 12, 2009, the Board of Trustees approved to change the Fund’s fiscal year end from August 31 to May 31.

32	Tax-Free Bond Fund | Annual report

Auditors’ report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of John Hancock Tax-Free Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Tax-Free Bond Fund (the “Fund”) at May 31, 2009, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2009 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where securities purchased confirmations had not been received, provide a reasonable basis for our opinion. The financial highlights for each of the periods ended on or before August 31, 2005 were audited by other auditors whose report expressed an unqualified opinion thereon.

PricewaterhouseCoopers LLP
Boston, Massachusetts
July 17, 2009

Annual report | Tax-Free Bond Fund	33

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended May 31, 2009.

The Fund designates 99.99% of dividends from net investment income as exempt-interest dividends. The percentage of dividends subject to the alternative minimum tax is 8.77%.

For specific information on exception provisions in your state, consult your local state tax office or your tax adviser. Shareholders will be mailed a 2009 U.S. Treasury Department Form 1099-DIV in January 2010. This will reflect the total of all distributions that are taxable for calendar year 2009.

34	Tax-Free Bond Fund | Annual report

Board Consideration of and
Continuation of Investment Advisory
Agreement and Subadvisory
Agreement: John Hancock
Tax-Free Bond Fund

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Municipal Securities Trust (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the Independent Trustees), annually to meet in person to review and consider the continuation of: (i) the investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser) and (ii) the investment subadvisory agreement (the Subadvisory Agreement) with MFC Global Investment Management (U.S.), LLC (the Subadviser) for the John Hancock Tax-Free Bond Fund (the Fund). The Advisory Agreement and the Subadvisory Agreement are collectively referred to as the Advisory Agreements.

At meetings held on May 5–6 and June 9–10, 2008, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and its Independent Trustees, reviewed a broad range of information requested for this purpose. This information included: (i) the investment performance of the Fund relative to a category of relevant funds (the Category) and a peer group of comparable funds (the Peer Group). The funds within each Category and Peer Group were selected by Morningstar Inc. (Morningstar), an independent provider of investment company data. Data covered a range of periods ended December 31, 2007, (ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Category and a Peer Group, (iii) the advisory fees of comparable portfolios of other clients of the Adviser and the Subadviser, (iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund, (v) breakpoints in the Fund’s and the Peer Group’s fees, and information about economies of scale, (vi) the Adviser’s and Subadviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Subadviser’s compliance department, (vii) the background and experience of senior management and investment professionals, and (viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Subadviser.

The Independent Trustees considered the legal advice of independent legal counsel and relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. The Board principally considered data on performance and other information provided by Morningstar as of December 31, 2007. The Board also considered updated performance information provided to it by the Adviser or Subadviser at its May and June 2008 meetings. Performance and other information may be quite different as of the date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board considered the investment philosophy, research and

Annual report | Tax-Free Bond Fund	35

investment decision-making processes of the Adviser and Subadviser. The Board considered the Adviser’s execution of its oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs and compliance records of the Adviser and Subadviser. In addition, the Board took into account the administrative and other non-advisory services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser supported renewal of the Advisory Agreements.

Fund performance

The Board considered the performance results for the Fund over various time periods ended December 31, 2007. The Board also considered these results in comparison to the performance of the Category, as well as the Fund’s Peer Group and benchmark index. The Board reviewed with representatives of Morningstar the methodology used by Morningstar to select the funds in the Category and the Peer Group.

The Board noted that, for the 1- and 10-year periods under review, the Fund’s performance was lower than the performance of its benchmark index, the Lehman Brothers Municipal Bond Index. The Board also noted that the Fund’s performance for the 3- and 5-year periods was generally in line with its benchmark index. The Board also noted that the Fund’s performance for the 1- and 10-year periods was generally in line with the performance of the Peer Group and Category medians. The Board viewed favorably that the Fund’s performance during the 3- and 5-year periods under review was higher than the performance of the Peer Group and Category medians.

Investment advisory fee and subadvisory
fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group and Category. The Board noted that the Advisory Agreement Rate was not appreciably higher than the median rates of the Peer Group and Category.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (Expense Ratio). The Board noted that, unlike the Fund, several funds in the Peer Group employed fee waivers or reimbursements. The Board received and considered information comparing the Expense Ratio of the Fund to that of the Peer Group and Category medians before the application of fee waivers and reimbursements (Gross Expense Ratio) and after the application of such waivers and reimbursement (Net Expense Ratio). The Board noted that the Fund’s Gross Expense Ratio was not appreciably higher than the Category median and was lower than the Peer Group median. The Board also noted that the Fund’s Net Expense Ratio was higher than the Category and Peer Group medians.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall performance and expenses supported the re-approval of the Advisory Agreements.

The Board also received information about the investment subadvisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to the Subadviser for investment subadvisory services. The Board concluded that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

36	Tax-Free Bond Fund | Annual report

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates, including the Subadviser. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates, including the Subadviser, as a result of their relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser and Subadviser with the Fund and benefits potentially derived from an increase in business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Subadviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

Board Consideration of Amendments to
Investment Advisory Agreement

In approving the proposed new form of Advisory Agreement at the December 8–9, 2008 meeting (which is subject to shareholder approval), the Board determined that it was appropriate to rely upon its recent consideration at its June 10, 2008 meeting of such factors as:

Annual report | Tax-Free Bond Fund	37

fund performance; the realization of economies of scale; profitability of the Advisory Agreement to the Adviser; and comparative advisory fee rates (as well as its conclusions with respect to those factors). The Board noted that it had, at the June 10, 2008 meeting, concluded that these factors, taken as a whole, supported the continuation of the Advisory Agreement. The Board, at the December 8–9, 2008 meeting, revisited particular factors to the extent relevant to the proposed new form of Agreement. In particular, the Board noted the skill and competency of the Adviser in its past management of the Fund’s affairs and subadvisory relationships, the qualifications of the Adviser’s personnel who perform services for the Trust and the Fund, including those who served as officers of the Trust, and the high level and quality of services that the Adviser may reasonably be expected to continue to provide the Fund and concluded that the Adviser may reasonably be expected to perform its services ably under the proposed new form of Advisory Agreement. The Board also took into consideration the extensive analysis and effort undertaken by a working group comprised of a subset of the Board’s Independent Trustees, which met several times, both with management representatives and separately, prior to the Board’s December 8–9, 2008 meeting. The Board considered the differences between the current Advisory Agreement and proposed new form of Agreement, and agreed that the new Advisory Agreement structure would more clearly delineate the Adviser’s duties under the Agreement by separating the Adviser’s non-advisory functions from its advisory functions. The enhanced delineation is expected to facilitate oversight of the Adviser’s advisory and non-advisory activities without leading to any material increase in the Fund’s overall expense ratios.

38	Tax-Free Bond Fund | Annual report

Special Shareholder Meeting (Unaudited)

On April 16, 2009, a Special Meeting of the Shareholders of John Hancock Municipal Securities Trust and its series, John Hancock Tax-Free Bond Fund, was held at 601 Congress Street, Boston, Massachusetts for the purpose of considering and voting on the proposals listed below:

Proposal 1: Election of eleven Trustees as members of the Board of Trustees of John Hancock Municipal Securities Trust.

PROPOSAL 1 PASSED FOR ALL TRUSTEES ON APRIL 16, 2009.

1. Election of eleven Trustees as members of the Board of Trustees of each of the Trusts (all Trusts):

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

James R. Boyle
Affirmative	38,496,265.7600	61.895%	95.248%
Withhold	1,920,578.4220	3.088%	4.752%
TOTAL	40,416,844.1820	64.983%	100.000%

John G. Vrysen
Affirmative	38,476,014.7600	61.863%	95.198%
Withhold	1,940,829.4220	3.120%	4.802%
TOTAL	40,416,844.1820	64.983%	100.000%

James F. Carlin
Affirmative	38,426,291.2820	61.783%	95.075%
Withhold	1,990,552.9000	3.200%	4.925%
TOTAL	40,416,844.1820	64.983%	100.000%

William H. Cunningham
Affirmative	38,465,617.4970	61.846%	95.172%
Withhold	1,951,226.6850	3.137%	4.828%
TOTAL	40,416,844.1820	64.983%	100.000%

Deborah Jackson
Affirmative	38,417,390.9940	61.768%	95.053%
Withhold	1,999,453.1880	3.215%	4.947%
TOTAL	40,416,844.1820	64.983%	100.000%

Charles L. Ladner
Affirmative	38,409,621.1310	61.756%	95.034%
Withhold	2,007,223.0510	3.227%	4.966%
TOTAL	40,416,844.1820	64.983%	100.000%

Stanley Martin
Affirmative	38,462,185.7870	61.840%	95.164%
Withhold	1,954,658.3950	3.143%	4.836%
TOTAL	40,416,844.1820	64.983%	100.000%

Patti McGill Peterson
Affirmative	38,382,793.7560	61.713%	94.967%
Withhold	2,034,050.4260	3.270%	5.033%
TOTAL	40,416,844.1820	64.983%	100.000%

39

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

John A. Moore
Affirmative	38,382,058.7750	61.711%	94.965%
Withhold	2,034,785.4070	3.272%	5.035%
TOTAL	40,416,844.1820	64.983%	100.000%

Steven R. Pruchansky
Affirmative	38,472,426.3320	61.857%	95.189%
Withhold	1,944,417.8500	3.126%	4.811%
TOTAL	40,416,844.1820	64.983%	100.000%

Gregory A. Russo
Affirmative	38,465,242.6020	61.845%	95.171%
Withhold	1,951,601.5800	3.138%	4.829%
TOTAL	40,416,844.1820	64.983%	100.000%

Proposal 6: To revise merger approval requirements for John Hancock Municipal Securities Trust.

PROPOSAL 6 PASSED ON APRIL 16, 2009.

6. Revision to merger approval requirements (all Trusts).

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	30,468,487.9750	48.987%	75.386%
Against	1,699,149.5760	2.732%	4.204%
Abstain	2,564,095.6310	4.123%	6.344%
Broker Non-Votes	5,685,111.0000	9.141%	14.066%
TOTAL	40,416,844.1820	64.983%	100.000%

On May 5, 2009, an adjourned session of a Special Meeting of the Shareholders of John Hancock Municipal Securities Trust and its series, John Hancock Tax-Free Bond Fund, held at 601 Congress Street, Boston, Massachusetts for the purpose of considering and voting on the proposals listed below:

Proposal 2: To approve a new form of Advisory Agreement between John Hancock Municipal Securities Trust and John Hancock Advisers, LLC.

PROPOSAL 2 PASSED ON MAY 5, 2009.

2. Approval of a new form of Advisory Agreement between each Trust and John Hancock Advisers, LLC (all Funds).

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	23,394,856.2310	51.582%	79.785%
Against	1,012,384.2690	2.232%	3.453%
Abstain	1,843,904.0380	4.066%	6.288%
Broker Non-Votes	3,071,167.0000	6.772%	10.474%
TOTAL	29,322,311.5380	64.652%	100.000%

40	Tax-Free Bond Fund | Annual report

Proposal 3: To approve the following changes to fundamental investment restrictions:

PROPOSALS 3A-3F PASSED ON MAY 5, 2009.

3. Approval of the following changes to fundamental investment restrictions (See Proxy Statement for Fund(s) voting on this Proposal):

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

3A. Revise: Concentration

Affirmative	23,077,259.3470	50.882%	78.702%
Against	1,115,858.7400	2.460%	3.805%
Abstain	2,058,028.4510	4.538%	7.019%
Broker Non-Votes	3,071,165.0000	6.772%	10.474%
TOTAL	29,322,311.5380	64.552%	100.000%

3B. Revise: Diversification

Affirmative	23,331,506.8790	51.442%	79.569%
Against	958,585.4090	2.114%	3.269%
Abstain	1,961,054.2500	4.324%	6.688%
Broker Non-Votes	3,071,165.0000	6.772%	10.474%
TOTAL	29,322,311.5380	64.552%	100.000%

3C. Revise: Underwriting

Affirmative	23,215,671.8540	51.187%	79.174%
Against	1,009,583.7830	2.226%	3.443%
Abstain	2,025,889.9010	4.467%	6.909%
Broker Non-Votes	3,071,166.0000	6.772%	10.474%
TOTAL	29,322,311.5380	64.552%	100.000%

3D. Revise: Real Estate

Affirmative	23,004,152.5010	50.721%	78.453%
Against	1,211,970.9960	2.672%	4.133%
Abstain	2,035,021.0410	4.487%	6.940%
Broker Non-Votes	3,071,167.0000	6.772%	10.474%
TOTAL	29,322,311.5380	64.652%	100.000%

3E. Revise: Loans

Affirmative	22,905,142.6040	50.503%	78.115%
Against	1,261,466.4530	2.781%	4.302%
Abstain	2,084,537.4810	4.596%	7.109%
Broker Non-Votes	3,071,165.0000	6.772%	10.474%
TOTAL	29,322,311.5380	64.625%	100.000%

3F. Revise: Senior Securities

Affirmative	23,074,896.4890	50.877%	78.693%
Against	1,113,531.4720	2.455%	3.798%
Abstain	2,062,716.5770	4.548%	7.035%
Broker Non-Votes	3,071,167.0000	6.772%	10.474%
TOTAL	29,322,311.5380	64.652%	100.000%

Annual report | Tax-Free Bond Fund	41

Proposal 4: To approve amendments changing Rule 12b-1 Plans for certain classes of the Fund from “reimbursement” to compensation plans.

PROPOSAL 4 PASSED FOR A AND B CLASSES ONLY ON MAY 5, 2009.

Class A

4. Approval of amendments changing Rule 12b-1 Plans for certain classes of the Funds from “reimbursement” to “compensation” Plans.

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	21,593,324.8480	51.201%	78.460%
Against	1,272,004.1410	3.016%	4.622%
Abstain	2,019,663.9710	4.789%	7.339%
Broker Non-Votes	2,636,378.0000	6.251%	9.579%
TOTAL	27,521,370.9600	65.257%	100.000%

Class B

4. Approval of amendments changing Rule 12b-1 Plans for certain classes of the Funds from “reimbursement” to “compensation” Plans.

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	532,917.4940	45.500%	69.865%
Against	45,563.1790	3.890%	5.973%
Abstain	44,847.1110	3.829%	5.879%
Broker Non-Votes	139,456.0000	11.907%	18.283%
TOTAL	762,783.7840	65.126%	100.000%

Class C

4. Approval of amendments changing Rule 12b-1 Plans for certain classes of the Funds from “reimbursement” to “compensation” Plans.

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	631,165.5120	31.421%	60.797%
Against	25,260.0000	1.258%	2.433%
Abstain	86,399.2820	4.301%	8.322%
Broker Non-Votes	295,332.0000	14.702%	28.448%
TOTAL	1,038,156.7940	51.682%	100.000%

Proposal 5: To adopt a manager of manager structure.

PROPOSAL 5 PASSED ON MAY 5, 2009.

5. Proposal adopting a manager of manager structure.

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	22,643,058.5390	49.925%	77.221%
Against	1,603,264.0500	3.535%	5.468%
Abstain	2,004,820.9490	4.420%	6.837%
Broker Non-Votes	3,071,168.0000	6.772%	10.474%
TOTAL	29,322,311.5380	64.652%	100.000%

42	Tax-Free Bond Fund | Annual report

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, Year of Birth		Number of John
Position(s) held with Fund	Trustee	Hancock funds
Principal occupation(s) and other	of Fund	overseen by
directorships during past 5 years	since[1]	Trustee

Patti McGill Peterson, Born: 1943	2005	48

Chairperson (since December 2008); Principal, PMP Globalinc (consulting) (since 2007); Senior
Associate, Institute for Higher Education Policy (since 2007); Executive Director, CIES (international education agency) (until 2007); Vice President, Institute of International Education (until 2007); Senior
Fellow, Cornell University Institute of Public Affairs, Cornell University (until 1998); Former President
Wells College, St. Lawrence University and the Association of Colleges and Universities of the State
of New York. Director of the following: Niagara Mohawk Power Corporation (until 2003); Security
Mutual Life (insurance) (until 1997); ONBANK (until 1993). Trustee of the following: Board of Visitors,
The University of Wisconsin, Madison (since 2007); Ford Foundation, International Fellowships Program
(until 2007); UNCF, International Development Partnerships (until 2005); Roth Endowment (since 2002);
Council for International Educational Exchange (since 2003).

James F. Carlin, Born: 1940	1994	48

Director and Treasurer, Alpha Analytical Laboratories, Inc. (chemical analysis) (since 1985); Part Owner and Treasurer, Lawrence Carlin Insurance Agency, Inc. (since 1995); Part Owner and Vice President,
Mone Lawrence Carlin Insurance Agency, Inc. (until 2005); Chairman and Chief Executive Officer,
Carlin Consolidated, Inc. (management/investments) (since 1987); Trustee, Massachusetts Health and
Education Tax Exempt Trust (1993–2003).

William H. Cunningham,[2] Born: 1944	1987	48

Professor, University of Texas at Austin (since 1971); former Chancellor, University of Texas System and former President, University of Texas at Austin (until 2001); Chairman and Chief Executive Officer, IBT
Technologies (until 2001); Director of the following: Hicks Acquisition Company I, Inc. (since 2007);
Hire.com (until 2004), STC Broadcasting, Inc. and Sunrise Television Corp. (until 2001), Symtx, Inc.
(electronic manufacturing) (since 2001), Adorno/Rogers Technology, Inc. (until 2004), Pinnacle Foods
Corporation (until 2003), rateGenius (until 2003), Lincoln National Corporation (insurance) (since 2006),
Jefferson-Pilot Corporation (diversified life insurance company) (until 2006), New Century Equity
Holdings (formerly Billing Concepts) (until 2001), eCertain (until 2001), ClassMap.com (until 2001), Agile
Ventures (until 2001), AskRed.com (until 2001), Southwest Airlines (since 2000), Introgen (manufacturer of biopharmaceuticals) (since 2000) and Viasystems Group, Inc. (electronic manufacturer) (until
2003); Advisory Director, Interactive Bridge, Inc. (college fundraising) (until 2001); Advisory Director,
Q Investments (until 2003); Advisory Director, JPMorgan Chase Bank (formerly Texas Commerce
Bank–Austin), LIN Television (until 2008), WilTel Communications (until 2003) and Hayes Lemmerz
International, Inc. (diversified automotive parts supply company) (since 2003).

Deborah C. Jackson,[2,4] Born: 1952	2008	48

Chief Executive Officer, American Red Cross of Massachusetts Bay (since 2002); Board of Directors of
Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since
2001); Board of Directors of American Student Association Corp. (since 1996); Board of Directors of
Boston Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (since 2007).

Annual report | Tax-Free Bond Fund	43

Independent Trustees (continued)

Name, Year of Birth		Number of John
Position(s) held with Fund	Trustee	Hancock funds
Principal occupation(s) and other	of Fund	overseen by
directorships during past 5 years	since[1]	Trustee

Charles L. Ladner, Born: 1938	1994	48

Chairman and Trustee, Dunwoody Village, Inc. (retirement services); Senior Vice President and Chief
Financial Officer, UGI Corporation (public utility holding company) (retired 1998); Vice President and
Director, AmeriGas, Inc. (retired 1998); Director, AmeriGas Partners, L.P. (gas distribution) (until 1997);
Director, EnergyNorth, Inc. (until 1997); Director, Parks and History Association (until 2005).

Stanley Martin,[2,4] Born: 1947	2008	48

Senior Vice President/Audit Executive, Federal Home Loan Mortgage Corporation (2004–2006);
Executive Vice President/Consultant, HSBC Bank USA (2000–2003); Chief Financial Officer/Executive
Vice President, Republic New York Corporation and Republic National Bank of New York (1998–2000);
Partner, KPMG LLP (1971–1998).

Dr. John A. Moore, Born: 1939	2005	48

President and Chief Executive Officer, Institute for Evaluating Health Risks (nonprofit institution)
(until 2001); Senior Scientist, Sciences International (health research) (until 2003); Former
Assistant Administrator and Deputy Administrator, Environmental Protection Agency; Principal,
Hollyhouse (consulting) (since 2000); Director, CIIT Center for Health Science Research (nonprofit research) (until 2007).

Steven R. Pruchansky, Born: 1944	1994	48

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First
American Bank (since 2008); Managing Director, JonJames, LLC (real estate) (since 2000); Director,
First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President,
Maxwell Building Corp. (until 1991).

Gregory A. Russo,[4] Born: 1949	2009	48

Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006); Vice Chairman, Industrial
Markets, KPMG (1998–2002).

44	Tax-Free Bond Fund | Annual report

Non-Independent Trustees3

Name, Year of Birth		Number of John
Position(s) held with Fund	Trustee	Hancock funds
Principal occupation(s) and other	of Fund	overseen by
directorships during past 5 years	since[1]	Trustee

James R. Boyle, Born: 1959	2005	264

Executive Vice President, Manulife Financial Corporation (since 1999); Director and President, John
Hancock Variable Life Insurance Company (since 2007); Director and Executive Vice President, John
Hancock Life Insurance Company (since 2004); Chairman and Director, John Hancock Advisers, LLC (the
Adviser), John Hancock Funds, LLC (John Hancock Funds) and The Berkeley Financial Group, LLC (The
Berkeley Group) (holding company) (since 2005); Chairman and Director, John Hancock Investment
Management Services, LLC (since 2006); Senior Vice President, The Manufacturers Life Insurance
Company (U.S.A.) (until 2004).

John G. Vrysen,[4] Born: 1955	2009	48

Chief Operating Officer (since 2005)
Senior Vice President, Manulife Financial Corporation (since 2006); Director, Executive Vice President and Chief Operating Officer, the Adviser, The Berkeley Group, John Hancock Investment Management
Services, LLC and John Hancock Funds, LLC (since 2007); Chief Operating Officer, John Hancock Funds,
John Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2007); Director, John
Hancock Signature Services, Inc. (since 2005); Chief Financial Officer, the Adviser, The Berkeley Group,
Manulife Financial Corporation Global Investment Management (U.S.), LLC, John Hancock Investment
Management Services, LLC, John Hancock Funds, LLC, John Hancock Funds, John Hancock Funds II,
John Hancock Funds III and John Hancock Trust (2005–2007); Vice President, Manulife Financial
Corporation (until 2006).

Principal officers who are not Trustees

Name, Year of Birth
Position(s) held with Fund	Officer
Principal occupation(s) and other	of Fund
directorships during past 5 years	since

Keith F. Hartstein, Born: 1956	2005

President and Chief Executive Officer
Senior Vice President, Manulife Financial Corporation (since 2004); Director, President and Chief
Executive Officer, the Adviser, The Berkeley Group and John Hancock Funds, LLC (since 2005); Director,
MFC Global Investment Management (U.S.), LLC (MFC Global (U.S.)) (since 2005); Chairman and
Director, John Hancock Signature Services, Inc. (since 2005); Director, President and Chief Executive
Officer, John Hancock Investment Management Services, LLC (since 2006); President and Chief
Executive Officer, John Hancock Funds and John Hancock Funds III (since 2005); Director, Chairman and President, NM Capital Management, Inc. (since 2005); Member and former Chairman, Investment
Company Institute Sales Force Marketing Committee (since 2003); President and Chief Executive
Officer, John Hancock Funds II and John Hancock Trust (2005–July 2009); Director, President and Chief
Executive Officer, MFC Global (U.S.) (2005–2006); Executive Vice President, John Hancock Funds,
LLC (until 2005).

Annual report | Tax-Free Bond Fund	45

Principal officers who are not Trustees (continued)

Name, Year of Birth
Position(s) held with Fund	Officer
Principal occupation(s) and other	of Fund
directorships during past 5 years	since

Thomas M. Kinzler, Born: 1955	2006

Secretary and Chief Legal Officer
Vice President and Counsel, John Hancock Life Insurance Company (U.S.A.) (since 2006); Secretary and Chief Legal Officer, John Hancock Funds, John Hancock Funds II and John Hancock Trust (since
2006); Vice President and Associate General Counsel, Massachusetts Mutual Life Insurance Company
(1999–2006); Secretary and Chief Legal Counsel, MML Series Investment Fund (2000–2006); Secretary
and Chief Legal Counsel, MassMutual Institutional Funds (2000–2004); Secretary and Chief Legal
Counsel, MassMutual Select Funds and MassMutual Premier Funds (2004–2006).

Francis V. Knox, Jr., Born: 1947	2005

Chief Compliance Officer
Vice President and Chief Compliance Officer, John Hancock Investment Management Services, LLC,
the Adviser and MFC Global (U.S.) (since 2005); Chief Compliance Officer, John Hancock Funds, John
Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2005); Vice President and
Assistant Treasurer, Fidelity Group of Funds (until 2004); Vice President and Ethics & Compliance Officer,
Fidelity Investments (until 2001).

Michael J. Leary, Born: 1965	2007

Treasurer
Vice President, John Hancock Life Insurance Company (U.S.A.) and Treasurer for John Hancock Funds,
John Hancock Funds II, John Hancock Funds III and John Hancock Trust (since May 2009); Assistant
Treasurer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John Hancock
Trust (2007–2009); Vice President and Director of Fund Administration, JP Morgan (2004–2007); Vice
President and Senior Manager of Fund Administration, JP Morgan (1993–2004); Manager, Ernst &
Young, LLC (1988–1993).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Chief Financial Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John
Hancock Trust (since 2007); Assistant Treasurer, Goldman Sachs Mutual Fund Complex (registered investment companies) (2005–2007); Vice President, Goldman Sachs (2005–2007); Managing Director
and Treasurer of Scudder Funds, Deutsche Asset Management (2003–2005); Director, Tax and Financial
Reporting, Deutsche Asset Management (2002–2003); Vice President and Treasurer, Deutsche Global
Fund Services (1999–2002).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit Committee.

3 Non-Independent Trustees hold positions with the Fund’s investment adviser, underwriter and certain other affiliates.

4 Mr. Martin was appointed by the Board as Trustee on September 8, 2008 and Ms. Jackson was appointed effective October 1, 2008. Mr. Russo and Mr. Vrysen were elected by the shareholders at a special meeting on April 16, 2009.

46	Tax-Free Bond Fund | Annual report

More information

Trustees	Investment adviser
Patti McGill Peterson, Chairperson	John Hancock Advisers, LLC
James R. Boyle†
James F. Carlin	Subadviser
William H. Cunningham*	MFC Global Investment
Deborah C. Jackson*	Management (U.S.), LLC
Charles L. Ladner
Stanley Martin*	Principal distributor
Dr. John A. Moore	John Hancock Funds, LLC
Steven R. Pruchansky
Gregory A. Russo	Custodian
John G. Vrysen†	State Street Bank and Trust Company
*Member of the Audit Committee
†Non-Independent Trustee	Transfer agent
John Hancock Signature Services, Inc.
Officers
Keith F. Hartstein	Legal counsel
President and Chief Executive Officer	K&L Gates LLP

Thomas M. Kinzler	Independent registered
Secretary and Chief Legal Officer	public accounting firm
PricewaterhouseCoopers LLP
Francis V. Knox, Jr.
Chief Compliance Officer

Michael J. Leary
Treasurer

Charles A. Rizzo
Chief Financial Officer

John G. Vrysen
Chief Operating Officer

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Website at sec.gov or on our Website.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Website and the SEC’s Website, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Website www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 9510	Mutual Fund Image Operations
	Portsmouth, NH 03802-9510	164 Corporate Drive
Portsmouth, NH 03801

Annual report | Tax-Free Bond Fund	47

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available:electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Tax-Free Bond Fund.	5200A 5/09
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	7/09

John Hancock
MUTUAL FUNDS

John Hancock
High Yield Municipal Bond Fund

Annual Report
5.31.09

Discussion of Fund performance
By MFC Global Investment Management (U.S.), LLC

The Fund’s fiscal year-end recently changed from August 31 to May 31. As a result, this report covers the period from September 1, 2008, to May 31, 2009.

High-yield municipal bonds suffered double-digit declines during the nine months ended May 31, 2009, with much of the decline occurring in the last four months of 2008, as a crisis in the credit markets and a deepening economic downturn led investors to shun riskier securities. High-yield municipal bonds led a market rebound in the latter half of the period as unprecedented government intervention helped ease the credit crunch and the economy began to show early signs of stabilization. But it wasn’t enough to recapture the ground lost in late 2008. The credit environment remained challenging as the severe downturn in the U.S. economy led to a substantial drop in tax revenues, resulting in budget shortfalls. After expending their reserve funds, state governments are now facing hard choices on spending cuts and tax hikes.

For the nine months ended May 31, 2009, John Hancock High Yield Municipal Bond Fund’s Class A shares posted a total return of –3.04% at net asset value. By comparison, Morningstar, Inc.’s high-yield municipal bond fund category produced an average return of –10.27%, while the much broader-based Barclays Capital Municipal Bond Index, the Fund’s benchmark, returned 3.15%. The Fund underperformed the index because of its greater focus than the index on lower-quality bonds, which fared poorly in the first half of the period. We believe that the Fund’s outperformance of its Morningstar peer group average resulted from its defensive positioning, with an emphasis on higher-quality municipal bonds. This contributed to significant outperformance during the sharp municipal market sell-off in late 2008, though we gave back some performance late in the period as lower-quality securities led a municipal market rebound. The best performers were essential-services revenue bonds, which finance basic services such as utilities, water and sewer. Tobacco-related municipal bonds were among the weaker performers, though they staged a sharp recovery late in the period.

This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

Investments concentrated in one industry may fluctuate more widely than investments diversified across industries. Because the Fund may focus on particular industries, its performance may depend on the performance of those industries.

The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a diversified fund. As a result, credit, market and other risks associated with the Fund’s investment strategies or techniques may be more pronounced for the Fund than for funds that are diversified.

The major factors in this Fund’s performance are interest rates and credit risk. When interest rates rise, bond prices usually fall. Generally, an increase in the Fund’s average maturity will make it more sensitive to interest-rate risk.

6	High Yield Municipal Bond Fund | Annual report

A look at performance

For the period ended May 31, 2009

		Average annual returns (%)			Cumulative total returns (%)			SEC 30- day yield (%) as of 5-31-09
		with maximum sales charge (POP)			with maximum sales charge (POP)
	Inception
Class	date	1-year	5-year	10-year	1-year	5-year	10-year

A	12-31-93	–7.59	2.31	2.78	–7.59	12.12	31.50	4.92

B	8-25-86	–8.57	2.15	2.64	–8.57	11.24	29.79	4.41

C	4-1-99	–4.91	2.48	2.48	–4.91	13.05	27.74	4.40

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 4.5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge, effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class A — 1.25%, Class B — 2.00% and Class C — 2.00%. Expenses for the current period may be higher than those shown in the “Annual operating expenses” table for one or more of the following reasons: (i) a significant decrease in average net assets may result in a higher advisory fee rate if advisory fee breakpoints are not achieved; (ii) a significant decrease in average net assets may result in an increase in the expense ratio because certain fund expenses do not decrease as asset levels decrease; or (iii) the termination of voluntary expense cap reimbursements and/or fee waivers, as applicable.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares. Please note that a portion of the Fund’s income may be subject to taxes, and some investors may be subject to the Alternative Minimum Tax (AMT). Also note that capital gains are taxable.

The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

Annual report | High Yield Municipal Bond Fund	7

A look at performance

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock High Yield Municipal Bond Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Barclays Capital Municipal Bond Index.

			With maximum
Class	Period beginning	Without sales charge	sales charge	Index

B2	5-31-99	$12,979	$12,979	$16,209

C2	5-31-99	12,774	12,774	16,209

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B and Class C shares, respectively, as of May 31, 2009. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge, effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Barclays Capital Municipal Bond Index is an unmanaged index that includes municipal bonds and is commonly used as a measure of bond performance.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or direct expenses, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

8	High Yield Municipal Bond Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on March 1, 2009 with the same investment held until May 31, 2009.

	Account value	Ending value	Expenses paid during
	on 3-1-09	on 5-31-09	period ended 5-31-09[1]

Class A	$1,000.00	$1,075.80	$3.06

Class B	1,000.00	1,073.80	5.02

Class C	1,000.00	1,073.80	4.99

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at May 31, 2009, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

1 Expenses are equal to the Fund’s annualized expense ratio of 1.17%, 1.92% and 1.91% for Class A, Class B and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 92/365 (to reflect the three month period).

Annual report | High Yield Municipal Bond Fund	9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on December 1, 2008, with the same investment held until May 31, 2009. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 12-1-08	on 5-31-09	period ended 5-31-09[1]

Class A	$1,000.00	$1,019.10	$5.89

Class B	1,000.00	1,015.40	9.65

Class C	1,000.00	1,015.40	9.60

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.17%, 1.92% and 1.91% for Class A, Class B and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

10	High Yield Municipal Bond Fund | Annual report

Portfolio summary

Top 10 holdings[1]

Atlanta Water & Waste Water Revenue, 11-1-19, 5.000%	5.7%

Foothill Eastern Transportation Corridor Agency, 1-1-18, Zero	3.2%

Golden State Tobacco Securitization Corp., 6-1-27, 4.500%	3.1%

North Texas Tollway Authority, 1-1-38, 5.750%	2.4%

Buckeye Ohio Tobacco Settlement Financing Authority, 6-1-24, 5.125%	2.0%

Massachusetts Health & Educational Facilities Authority, 12-15-31, 9.200%	1.7%

Maricopa County Industrial Development Authority, 7-1-39, 6.000%	1.7%

New York Liberty Development Corp., 10-1-35, 5.250%	1.5%

San Bernardino County, 8-1-17, 5.500%	1.5%

Long Island Power Authority, 4-1-39, 5.750%	1.5%

Industry composition[2,3]

General obligation bonds	2%	Transportation	8%

Revenue bonds		Power	7%

Other revenue	22%	Education	7%

Pollution	14%	Water & sewer	6%

Development	14%	Airport	6%

Health care	10%	Health care services	4%

Quality composition[2]

AAA	12%	BB	5%

AA	5%	B	5%

A	37%	CCC	1%

BBB	35%

1 As a percentage of net assets on May 31, 2009. Excludes cash and cash equivalents.

2 As a percentage of net assets on May 31, 2009.

3 Investments concentrated in one industry may fluctuate more widely than investments diversified across industries. Because the Fund may focus on particular industries, its performance may depend on the performance of those industries.

Annual report | High Yield Municipal Bond Fund	11

F I N A N C I A L  S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 5-31-09

	Interest	Maturity	Par value
State, issuer, description	rate	date	(000)	Value
Bonds 0.57%				$1,030,570

(Cost $1,000,000)

Thrifts & Mortgage Finance 0.57%				1,030,570

Charter MAC Equity Centerline Equity
Issuer Trust (S)	6.000%	05-15-19	$1,000	1,030,570

	Interest	Maturity	Par value
State, issuer, description	rate	date	(000)	Value

Tax-exempt long-term bonds 98.99%				$180,074,710

(Cost $179,625,933)

Alabama 0.82%				1,497,680

Courtland Industrial Development Board,
International Paper Co., Ser. A	5.200%	06-01-25	$2,000	1,497,680

Arizona 2.84%				5,163,110

Maricopa County Industrial
Development Authority,
Catholic Healthcare West, Ser. A	6.000	07-01-39	3,000	3,045,150

Maricopa County Pollution
Control Corp.,
El Paso Electric Co. Project, Ser. B	7.250	04-01-40	2,000	2,117,960

California 12.46%				22,657,457

California Economic Recovery,
General Obligation, Ser. C–5 (V)	0.280	07-01-23	900	900,000

California General Obligation	6.000	04-01-38	2,000	2,053,620

California Pollution Control
Financing Authority,
Browning-Ferris Industries, Inc.	6.750	09-01-19	1,000	1,000,870

California State Public Works Board,
California State University, Ser. D	6.250	04-01-34	1,000	1,017,310

California Statewide Communities
Development Authority,
Thomas Jefferson School, Ser. A	7.250	10-01-38	1,000	833,730

Foothill Eastern Transportation
Corridor Agency,
Capital Appreciation	Zero	01-15-36	4,000	489,080
Capital Appreciation, Ser. A	Zero	01-01-18	7,950	5,896,277

Golden State Tobacco
Securitization Corp., Ser. A–1	4.500	06-01-27	6,420	5,540,845

Millbrae Residential Facility Revenue,
Magnolia of Millbrae Project, Ser. A	7.375	09-01-27	1,000	858,610

See notes to financial statements

12	High Yield Municipal Bond Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Par value
State, issuer, description	rate	date	(000)	Value
California (continued)

San Bernardino County,
Medical Center Financing Project (D)	5.500%	08-01-17	$2,500	$2,663,925

Southern California Public
Power Authority,
Natural Gas Project No: 1, Ser. A	5.250	11-01-26	1,500	1,403,190

Colorado 3.50%				6,368,522

Colorado Health Facilities Authority,
Christian Living Community Project,
Ser. A	9.000	01-01-34	750	761,340
Ser. A	5.750	01-01-26	1,000	823,860

E-470 Public Highway Authority,
Ser B	Zero	09-01-35	15,700	2,358,297

Public Authority for Colorado Energy,
Natural Gas Purchase Revenue	6.250	11-15-28	2,500	2,425,025

District Of Columbia 1.11%				2,015,820

District of Columbia,
Georgetown University	5.500	04-01-36	2,000	2,015,820

Florida 13.09%				23,803,940

Bonnet Creek Resort Community
Development District,
Special Assessment	7.375	05-01-34	1,055	855,742
Special Assessment	7.250	05-01-18	1,445	1,284,677

Capital Projects Finance Authority,
Student Housing Revenue, Ser. A	7.850	08-15-31	2,000	2,224,340
Student Housing Revenue, Ser. G	9.125	10-01-11	985	996,574

Capital Region Community
Development District, Ser. A	7.000	05-01-39	1,250	895,975

Capital Trust Agency,
Seminole Tribe Convention, Ser. A (S)	8.950	10-01-33	1,000	1,252,140

Crossings At Fleming Island Community
Development District, Ser. C	7.100	05-01-30	1,000	833,640

Heritage Harbour North Community
Development District,
Special Assessment	6.375	05-01-38	1,250	845,613

Live Oak Community Development
District No: 1, Ser. A	6.300	05-01-34	1,000	983,890

Miami Beach Health Facilities Authority,
Mt. Sinai Medical Center, Ser. A	6.125	11-15-11	565	549,406

Miami-Dade County Aviation Revenue,
Miami International Airport,
Ser. A (D)	5.000	10-01-38	2,000	1,638,020
Ser. A	5.500	10-01-36	2,000	1,934,000

Orlando Urban Community
Development District,
Special Assessment	6.250	05-01-34	1,000	686,750
Special Assessment	6.000	05-01-20	635	504,577

Pensacola Airport Revenue,
AMT	6.000	10-01-28	2,000	2,008,320

Poinciana Community
Development District, Ser. A	7.125	05-01-31	1,200	1,101,384

See notes to financial statements

Annual report | High Yield Municipal Bond Fund	13

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Par value
State, issuer, description	rate	date	(000)	Value
Florida (continued)

Seminole Indian Tribe of Florida, Ser. A (S)	5.250%	10-01-27	$1,000	$834,250

South Kendall Community
Development District, Ser. A	5.900	05-01-35	945	749,026

Tolomato Community
Development District,
Special Assessment	6.650	05-01-40	1,000	683,330
Special Assessment	6.450	05-01-23	1,000	751,370

Village Community Development District
No: 5, Ser. A	6.500	05-01-33	1,420	1,434,754

Village Community Development District
No: 8, Special Assessment	6.375	05-01-38	900	756,162

Georgia 8.51%				15,482,438

Atlanta Tax Allocation,
Eastside Project, Ser. B	5.600	01-01-30	1,500	1,099,875

Atlanta Water & Waste Water Revenue (D)	5.000	11-01-19	10,000	10,421,400

Gainesville & Hall County
Development Authority,
Acts Retirement, Ser. A–2	6.625	11-15-39	1,100	1,106,963

Marietta Development Authority,
Life University, Inc. Project	7.000	06-15-30	1,500	1,315,455

Municipal Electric Authority of Georgia,
Ser. D	5.500	01-01-26	1,500	1,538,745

Illinois 2.67%				4,862,890

Chicago Tax Increment Revenue,
Pilsen Redevelopment, Ser. B	6.750	06-01-22	2,000	1,829,520

Illinois Finance Authority,
Rush-Copley Medical Center, Inc.,
Ser. A	7.250	11-01-38	2,000	2,158,400
Ser. C1	5.950	08-15-26	1,000	874,970

Indiana 0.29%				522,281

St. Joseph County,
Holy Cross Village Notre Dame Project,
Ser. A	6.000	05-15-26	230	183,715
Ser. A	6.000	05-15-38	475	338,566

Iowa 0.64%				1,163,114

Altoona Urban Renewal Tax Increment
Revenue	6.000	06-01-34	1,000	946,860

Iowa Finance Authority,
Care Initiatives Project	9.250	07-01-25	185	216,254

Kansas 0.83%				1,512,030

Burlington Environmental Improvement,
Kansas City Power & Light, Ser. B (D)	5.375	09-01-35	1,500	1,512,030

Louisiana 2.03%				3,692,780

Louisiana Local Government
Environmental Facilities,
Westlake Chemical Corp. Project	6.750	11-01-32	2,000	1,595,880

St. John Baptist Parish Revenue,
Marathon Oil Corp., Ser. A	5.125	06-01-37	2,500	2,096,900

See notes to financial statements

14	High Yield Municipal Bond Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Par value
State, issuer, description	rate	date	(000)	Value
Maryland 2.23%				$4,062,100

Baltimore County,
East Baltimore Resh Project, Ser. A	7.000%	09-01-38	$1,000	763,430

Maryland Economic Development Corp.,
Potomac Electric Power Co.	6.200	09-01-22	2,000	2,152,900

Prince Georges County,
National Harbor Project	5.200	07-01-34	1,000	615,960
Victoria Falls Project	5.250	07-01-35	1,000	529,810

Massachusetts 5.22%				9,488,268

Massachusetts Development
Finance Agency,
Dominion Energy Brayton Point	5.000	02-01-36	1,000	829,660
Linden Ponds, Inc., Ser. A	5.750	11-15-42	1,500	906,210
Ogden Haverhill Project, Ser. B	5.500	12-01-19	1,700	1,399,763

Massachusetts Health & Educational
Facilities Authority,
Caregroup, Ser. E-1	5.125	07-01-33	1,000	879,980
Civic Investments, Ser. B	9.200	12-15-31	2,500	3,165,550
Jordan Hospital, Ser. E	6.750	10-01-33	1,000	781,590

Massachusetts State College
Building Authority, Ser. A	5.500	05-01-49	1,500	1,525,515

Michigan 1.10%				2,005,350

Michigan Strategic Fund Ltd.,
Detroit Education	5.625	07-01-20	1,000	999,940
Dow Chemical, Ser. A–1	6.750	12-01-28	1,000	1,005,410

Minnesota 0.47%				857,030

North Oak Senior Housing Revenue,
Presbyterian Homes North Oaks	6.000	10-01-27	1,000	857,030

Mississippi 0.51%				922,640

Mississippi Business Finance Corp.,
System Energy Resources, Inc.	5.875	04-01-22	1,000	922,640

Missouri 0.56%				1,018,170

Missouri Joint Municipal Electric
Utility Commission,
Iatan 2 Project, Ser. A	6.000	01-01-39	1,000	1,018,170

Nevada 0.40%				731,270

Sparks Tourism Improvement District
No: 1, Ser. A (S)	6.750	06-15-28	1,000	731,270

New Hampshire 1.31%				2,387,730

New Hampshire Business
Finance Authority,
Public Service Co., Ser. B (D)	4.750	05-01-21	1,500	1,351,350
United Illuminating Co., Ser. A	6.875	12-01-29	1,000	1,036,380

New Jersey 5.23%				9,520,471

New Jersey Economic
Development Authority,
Continental Airlines, Inc.	6.625	09-15-12	2,460	2,332,793
Continental Airlines, Inc.	6.250	09-25-29	1,000	781,660

New Jersey Health Care Facilities
Financing Authority,
Care Institute, Inc., Cherry Hill
Project	8.000	07-01-27	1,250	1,010,875
St. Peters University Hospital, Ser. A	6.875	07-01-30	1,000	985,160

See notes to financial statements

Annual report | High Yield Municipal Bond Fund	15

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Par value
State, issuer, description	rate	date	(000)	Value
New Jersey (continued)

New Jersey State Educational
Facilities Authority,
University of Medicine and Dentistry	7.500%	12-01-32	$1,000	$1,039,910

Tobacco Settlement Financing Corp.,
Prerefunded	6.250	06-01-43	1,000	1,176,020
Ser. 1A	4.500	06-01-23	2,495	2,194,053

New York 6.36%				11,560,497

Long Island Power Authority,
Ser. A	5.750	04-01-39	2,500	2,635,775
Ser. C (D)	5.250	09-01-29	1,475	1,508,247

New York City Industrial
Development Agency,
American Airlines-JFK Airport	7.500	08-01-16	2,000	1,893,860
World Trade Center Project, Ser. A	6.250	03-01-15	1,500	1,307,190

New York City Municipal Water
Finance Authority, Ser. F (V)	0.170	06-15-35	1,000	1,000,000

New York Liberty Development Corp.,
Goldman Sachs Group, Inc.	5.250	10-01-35	3,000	2,782,170

Port Authority of New York &
New Jersey, KICA Partners	6.750	10-01-19	555	433,255

North Carolina 1.18%				2,140,640

North Carolina Eastern Municipal
Power Agency,
Ser. A	5.500	01-01-26	1,000	1,021,620
Ser. C	6.750	01-01-24	1,000	1,119,020

Ohio 3.85%				6,999,928

Buckeye Ohio Tobacco Settlement
Financing Authority, Ser A–2	5.125	06-01-24	4,190	3,607,003

Hickory Chase Community Authority,
Hickory Chase Project	7.000	12-01-38	1,000	815,970

Ohio Air Quality Development Authority,
FirstEnergy Solutions Corp., Ser. A	5.750	06-01-33	1,500	1,534,485
FirstEnergy Solutions Corp., Ser. C	7.250	11-01-32	1,000	1,042,470

Oklahoma 2.09%				3,806,769

Oklahoma Municipal Power Authority,
Ser. A	6.000	01-01-38	1,685	1,796,564

Tulsa Municipal Airport Trust Trustees,
American Airlines Project	6.250	06-01-20	1,375	1,093,895
AMR Corp., Ser. A	7.750	06-01-35	1,000	916,310

Oregon 0.79%				1,431,698

Western Generation Agency,
Wauna Cogeneration Project,
Ser. B	5.000	01-01-14	1,105	999,318
Ser. B	5.000	01-01-16	500	432,380

Pennsylvania 0.84%				1,524,180

Allegheny County Hospital
Development Authority,
West Penn Health Systems, Ser. A	5.000	11-15-28	1,000	627,590

Allegheny County Industrial
Development Authority,
US Steel Corp.	5.500	11-01-16	1,000	896,590

See notes to financial statements

16	High Yield Municipal Bond Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Par value
State, issuer, description	rate	date	(000)	Value
Puerto Rico 1.79%				$3,261,557

Puerto Rico Aqueduct & Sewer Authority,
Ser. A	6.000%	07-01-38	$1,000	965,310
Ser. A	Zero	07-01-24	1,500	1,184,310

Puerto Rico Electric Power Authority,
Ser. TT	5.000	07-01-32	1,250	1,111,937

Rhode Island 0.30%				546,543

Tobacco Settlement Financing Corp.,
Ser. A	6.000	06-01-23	250	242,410

Town of Tiverton, Tax
Increment Revenue,
Mount Hope Bay Village, Ser. A	6.875	05-01-22	335	304,133

South Carolina 0.82%				1,496,244

Lancaster County,
Edenmoor Improvements District,
Ser. A	5.750	12-01-37	985	496,204

Tobacco Settlement Revenue
Management Authority	5.000	06-01-18	1,000	1,000,040

Tennessee 1.44%				2,625,945

Johnson City Health &
Educational Facilities,
Mountain States Health Alliance	7.500	07-01-33	1,000	1,135,410

Tennessee Energy Acquisition Corp.,
Ser. C	5.000	02-01-25	1,720	1,490,535

Texas 10.55%				19,186,368

Bexar County Health Facilities
Development Corp.,
Army Retirement Residence Project	6.300	07-01-32	150	171,267

Brazos Harbor Industrial
Development Corp.,
Dow Chemical Project	5.900	05-01-38	1,500	1,252,725

Brazos River Authority,
TXU Energy Co., Ser. A	7.700	04-01-33	3,500	1,820,000

Guadalupe-Blanco River Authority,
E.I. Dupont De Nemours Project	6.400	04-01-26	1,000	998,870

Gulf Coast Industrial
Development Authority,
Citgo Petroleum Corp.	8.000	04-01-28	2,100	2,054,577

Gulf Coast Waste Disposal Authority,
International Paper Co., Ser. A	6.100	08-01-24	1,500	1,242,735

Harris County Health Facilities
Development Corp.,
Memorial Hermann Healthcare, Ser. B	7.250	12-01-35	1,000	1,077,540

Metro Health Facilities
Development Corp.,
Wilson N. Jones Memorial Hospital	7.250	01-01-31	1,000	836,150

Mission Economic Development Corp.,
Allied Waste, Inc., Ser. A	5.200	04-01-18	1,500	1,406,730
Waste Management Inc	6.000	08-01-20	975	982,039

North Texas Tollway Authority,
Ser. F	5.750	01-01-38	4,500	4,413,105
Ser. K-2	6.000	01-01-38	1,000	1,010,830

Texas Municipal Gas Acquisition &
Supply Corp., Ser. D	6.250	12-15-26	2,000	1,919,800

See notes to financial statements

Annual report | High Yield Municipal Bond Fund	17

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Par value
State, issuer, description	rate	date	(000)	Value
Virginia 1.73%				$3,151,910

Chesterfield County Economic
Development Authority,
Virginia Electric & Power Co., Ser. A	5.000%	05-01-23	$1,000	1,014,030

Washington County Industrial
Development Authority,
Blue Ridge Medical Corp., Ser. C	7.750	07-01-38	2,000	2,137,880

Washington 0.55%				1,009,540

Washington Health Care
Facilities Authority,
Swedish Health Services, Ser. A	6.500	11-15-33	1,000	1,009,540

Wyoming 0.88%				1,597,800

Sweetwater County,
FMC Corp.	5.600	12-01-35	2,000	1,597,800

Total investments (Cost $180,625,933)† 99.56%				$181,105,280

Other assets and liabilities, net 0.44%				$800,059

Total net assets 100.00%				$181,905,339

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

(D) Bond is insured by one of these companies:

Insurance coverage	As a % of total investments

CIFG Holding Limited	1.74%
Financial Guaranty Insurance Company	0.83%
Financial Security Assurance, Inc.	5.75%
National Public Finance Guaranty Insurance Corp.	2.22%

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(V) Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of May 31, 2009.

† At May 31, 2009, the aggregate cost of investment securities for federal income tax purposes was $179,761,814. Net unrealized appreciation aggregated $1,343,466, of which $10,925,340 related to appreciated investment securities and $9,581,874 related to depreciated investment securities.

See notes to financial statements

18	High Yield Municipal Bond Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 5-31-09

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments, at value (Cost $180,625,933)	$181,105,280
Cash	1,735,769
Receivable for fund shares sold	2,760,067
Interest receivable	2,871,222
Receivable from affiliates	10,863
Other receivables and prepaid assets	34,272

Total assets	188,517,473

Liabilities

Payable for investments purchased	6,268,860
Payable for fund shares repurchased	154,210
Payable to affiliates
Accounting and legal services fees	9,974
Distribution and service fees	60,849
Trustees’ fees	16,620
Management fees	83,986
Other liabilities and accrued expenses	17,635

Total liabilities	6,612,134

Net assets

Capital paid-in	$197,577,425
Distributions in excess of net investment income	(15,708)
Accumulated net realized loss on investments	(16,135,725)
Net unrealized appreciation on investments	479,347

Net assets	$181,905,339

Net asset value per share

Class A ($138,660,745 ÷ 18,662,712 shares)	$7.43
Class B ($8,177,600 ÷ 1,100,659 shares)[1]	$7.43
Class C ($35,066,994 ÷ 4,720,013 shares)[1]	$7.43

Maximum offering price per share

Class A (net asset value per share ÷ 95.5%)[2]	$7.78

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

See notes to financial statements

Annual report | High Yield Municipal Bond Fund	19

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the period ended 5-31-09

These Statements of Operations summarize the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the periods stated.

	Period	Year
	ended	ended
	5-31-09[1]	8-31-08

Investment income

Interest	$7,002,431	$6,186,013

Expenses

Investment management fees (Note 5)	579,427	602,797
Distribution and service fees (Note 5)	414,005	428,030
Transfer agent fees (Note 5)	59,963	61,596
Accounting and legal services fees (Note 5)	10,994	11,478
State registration fees	44,405	38,966
Interest expense and fees on inverse floaters	—	158,712
Trustees’ fees	5,912	4,301
Printing and postage fees	33,520	26,188
Professional fees	63,344	37,513
Custodian fees	22,642	43,987
Proxy fees	37,334	—
Miscellaneous	19,726	8,052

Total expenses	1,291,272	1,421,620
Less expense reductions (Note 5)	(568)	(1,241)

Net expenses	1,290,704	1,420,379

Net investment income	5,711,727	4,765,634

Realized and unrealized gain (loss)

Net realized loss on investments	(5,100,008)	(2,343,261)

Change in net unrealized appreciation (depreciation)
of investments	(1,063,863)	(1,963,817)

Net realized and unrealized loss	(6,163,871)	(4,307,078)

Increase (decrease) in net assets from operations	($452,144)	$458,556

1 For the nine month period ended May 31, 2009, the Fund changed its fiscal year end from August 31 to May 31.

See notes to financial statements

20	High Yield Municipal Bond Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last three periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Period	Year	Year
	ended	ended	ended
	5-31-09[1]	8-31-08	8-31-07

Increase (decrease) in net assets

From operations
Net investment income	$5,711,727	$4,765,634	$4,495,676
Net realized loss	(5,100,008)	(2,343,261)	(500,700)
Change in net unrealized
appreciation (depreciation)	(1,063,863)	(1,963,817)	(3,372,287)

Increase (decrease) in net assets resulting
from operations	(452,144)	458,556	622,689
Distributions to shareholders
From net investment income
Class A	(4,087,284)	(3,699,573)	(3,535,927)
Class B	(261,655)	(387,707)	(525,790)
Class C	(824,023)	(626,760)	(387,413)

Total distributions	(5,172,962)	(4,714,040)	(4,449,130)

From Fund share transactions (Note 6)	62,887,615	38,375,589	(3,476,825)

Total increase (decrease)	57,262,509	34,120,105	(7,303,266)

Net assets

Beginning of period	124,642,830	90,522,725	97,825,991

Period ended	$181,905,339	$124,642,830	$90,522,725

Distributions in excess of
net investment income	($15,708)	($4,074)	($13,237)

1 For the nine month period ended May 31, 2009, the Fund changed its fiscal year end from August 31 to May 31.

See notes to financial statements

Annual report | High Yield Municipal Bond Fund	21

F I N A N C I A L  S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES Period ended	5-31-09[1]	8-31-08	8-31-07	8-31-06	8-31-05[2]	8-31-04[2]

Per share operating performance

Net asset value, beginning of period	$7.99	$8.33	$8.68	$8.62	$8.27	$8.14
Net investment income[3]	0.32	0.41	0.41	0.42	0.43	0.47
Net realized and unrealized gain (loss)
on investments	(0.58)	(0.34)	(0.35)	0.05	0.35	0.12
Total from investment operations	(0.26)	0.07	0.06	0.47	0.78	0.59
Less distributions
From net investment income	(0.30)	(0.41)	(0.41)	(0.41)	(0.43)	(0.46)
Net asset value, end of period	$7.43	$7.99	$8.33	$8.68	$8.62	$8.27
Total return (%)[4]	(3.04)[5]	0.81[6]	0.60[6]	5.61[6]	9.64	7.41[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$139	$94	$71	$72	$72	$69
Ratios (as a percentage of average net
assets):
Expenses before reductions	1.15[7,8]	1.09	1.13	1.09	1.14	1.10
Interest and fees[9]	—	0.16	0.20	—	—	—
Expenses net of fee waivers	1.15[7,8]	1.25	1.33	1.09	1.14	1.09
Expenses net of all fee waivers
and credits	1.15[7,8]	1.25	1.33	1.09	1.14	1.09
Net investment income	6.07[7]	4.85	4.77	4.71	5.09	5.67
Portfolio turnover (%)	49	75	63	52	65	57

1 For the nine month period ended May 31, 2009, the Fund changed its fiscal year end from August 31 to May 31.

2 Audited by previous Independent Registered Public Accounting Firm.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Not annualized.

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Annualized.

8 Includes proxy fees. The impact of this expense to the gross and net expense ratios was 0.04%.

9 Interest expenses and fees are related to the Fund’s investment in inverse floater rate investments. Under accounting rules, the Fund recognizes additional income in an amount equal to these expenses.

See notes to financial statements

22	High Yield Municipal Bond Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

CLASS B SHARES Period ended	5-31-09[1]	8-31-08	8-31-07	8-31-06	8-31-05[2]	8-31-04[2]

Per share operating performance

Net asset value, beginning of period	$7.99	$8.33	$8.68	$8.62	$8.27	$8.14
Net investment income[3]	0.28	0.35	0.35	0.36	0.37	0.41
Net realized and unrealized gain (loss)
on investments	(0.58)	(0.34)	(0.36)	0.04	0.35	0.12
Total from investment operations	(0.30)	0.01	(0.01)	0.40	0.72	0.53
Less distributions
From net investment income	(0.26)	(0.35)	(0.34)	(0.34)	(0.37)	(0.40)
Net asset value, end of period	$7.43	$7.99	$8.33	$8.68	$8.62	$8.27
Total return (%)[4]	(3.59)[5]	0.06[6]	(0.15)[6]	4.83[6]	8.84	6.62[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$8	$8	$11	$16	$24	$31
Ratios (as a percentage of average net
assets):
Expenses before reductions	1.90[7,8]	1.84	1.88	1.84	1.87	1.84
Interest and fees[9]	—	0.16	0.20	—	—	—
Expenses net of fee waivers	1.90[7,8]	2.00	2.08	1.84	1.87	1.83
Expenses net of all fee waivers
and credits	1.90[7,8]	2.00	2.08	1.84	1.87	1.83
Net investment income	5.34[7]	4.09	4.05	4.11	4.35	4.93
Portfolio turnover (%)	49	75	63	52	65	57

1 For the nine month period ended May 31, 2009, the Fund changed its fiscal year end from August 31 to May 31.

2 Audited by previous Independent Registered Public Accounting Firm.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Not annualized.

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Annualized.

8 Includes proxy fees. The impact of this expense to the gross and net expense ratios was 0.04%.

9 Interest expenses and fees are related to the Fund’s investment in inverse floater rate investments. Under accounting rules, the Fund recognizes additional income in an amount equal to these expenses.

See notes to financial statements

Annual report | High Yield Municipal Bond Fund	23

F I N A N C I A L  S T A T E M E N T S

CLASS C SHARES Period ended	5-31-09[1]	8-31-08	8-31-07	8-31-06	8-31-05[2]	8-31-04[2]

Per share operating performance

Net asset value, beginning of period	$7.99	$8.33	$8.68	$8.62	$8.27	$8.14
Net investment income[3]	0.28	0.34	0.34	0.35	0.36	0.40
Net realized and unrealized gain (loss)
on investments	(0.58)	(0.33)	(0.35)	0.05	0.36	0.13
Total from investment operations	(0.30)	0.01	(0.01)	0.40	0.72	0.53
Less distributions
From net investment income	(0.26)	(0.35)	(0.34)	(0.34)	(0.37)	(0.40)
Net asset value, beginning of period	$7.43	$7.99	$8.33	$8.68	$8.62	$8.27
Total return (%)[4]	(3.59)[5]	0.06[6]	(0.15)[6]	4.83[6]	8.82	6.61[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$35	$23	$9	$9	$8	$8
Ratios (as a percentage of average net
assets):
Expenses before reductions	1.90[7,8]	1.84	1.88	1.84	1.89	1.84
Interest and fees[9]	—	0.16	0.20	—	—	—
Expenses net of fee waivers	1.90[7,8]	2.00	2.08	1.84	1.89	1.83
Expenses net of all fee waivers
and credits	1.90[7,8]	2.00	2.08	1.84	1.89	1.83
Net investment income	5.29[7]	4.11	4.02	4.09	4.33	4.88
Portfolio turnover (%)	49	75	63	52	65	57

1 For the nine month period ended May 31, 2009, the Fund changed its fiscal year end from August 31 to May 31.

2 Audited by previous Independent Registered Public Accounting Firm.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Not annualized.

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Annualized.

8 Includes proxy fees. The impact of this expense to the gross and net expense ratios was 0.04%.

9 Interest expenses and fees are related to the Fund’s investment in inverse floater rate investments. Under accounting rules, the Fund recognizes additional income in an amount equal to these expenses.

See notes to financial statements

24	High Yield Municipal Bond Fund | Annual report

Notes to financial statements

Note 1
Organization

John Hancock High Yield Municipal Bond Fund (the Fund) is a non-diversified series of John Hancock Municipal Securities Trust (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek a high level of current income that is largely exempt from federal income tax, consistent with preservation of capital.

The Board of Trustees has authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

Note 2
Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security valuation

Investments are stated at value as of the close of the regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Equity securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated price if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data as well as broker quotes. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Debt obligations are valued based on broker quotes or fair valued as described below. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value.

Other portfolio securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s Pricing Committee in accordance with procedures adopted by the Board of Trustees.

Municipal valuations change in response to many factors including tax receipts and budget disbursements of the municipalities, general economic conditions, interest rates, investor perceptions and market liquidity.

The Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements, effective with the beginning of the Fund’s fiscal year. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Annual report | High Yield Municipal Bond Fund	25

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s Pricing Committee’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2009:

	INVESTMENTS IN	OTHER FINANCIAL
VALUATION INPUTS	SECURITIES	INSTRUMENTS*

Level 1 — Quoted Prices	—	—

Level 2 — Other Significant Observable Inputs	$181,105,280	—

Level 3 — Significant Unobservable Inputs	—	—
Total	$181,105,280	—

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, options and swap contracts, which are stated at value based upon futures’ settlement prices, foreign currency exchange forward rates, option prices and swap prices.

Security transactions and related
investment income

Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Discounts/premiums are accreted/amortized for financial reporting purposes. Non-cash dividends are recorded at the fair market value of the securities received. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful. The Fund uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Line of credit

The Fund and other affiliated funds have entered into an agreement which enables it to participate in a $150 million unsecured committed line of credit with State Street Corporation (the Custodian). The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.08% per annum, payable at the end of each calendar quarter, based on the average daily-unused portion of the line of credit, is charged to each participating fund on a prorated basis based on average net assets. Prior to February 19, 2009, the commitment fee was 0.05% per annum. For the period ended May 31, 2009, there were no borrowings under the line of credit by the Fund.

26	High Yield Municipal Bond Fund | Annual report

Pursuant to the custodian agreement, the Custodian may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay the Custodian for any overdraft, including any costs or expenses associated with the overdraft. The Custodian has a lien, security interest or security entitlement in any Fund property, that is not segregated, to the maximum extent permitted by law to the extent of any overdraft.

Expenses

The majority of expenses are directly identifiable to an individual fund. Trust expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for all classes are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Federal income taxes

The Fund qualifies as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has a $13,356,451 capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, it will reduce the amount of capital gain distribution to be paid. The loss carryforward expires as follows: May 31, 2010 — $1,227,272, May 31, 2011 —$2,540,698, May 31, 2012 — $2,816,241, May 31, 2013 — $1,681,342, May 31, 2014 — $119,574, May 31, 2015 —$1,176,656, May 31, 2016 — $502,278 and May 31, 2017 — $3,292,390. Additionally, net capital losses of $3,604,024 that are attributable to security transactions incurred after October 31, 2008, are treated as arising on June 1, 2009, the first day of the Fund’s next taxable year.

As of May 31, 2009, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended May 31, 2009 remains subject to examination by the Internal Revenue Service.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are distributed annually. During the year ended August 31, 2007, the tax character of distributions paid was as follows: ordinary income $16,035 and tax exempt income $4,433,095. During the year ended August 31, 2008, the tax character of distributions paid was as follows: ordinary income $85,708 and tax exempt income $4,648,369. During the period ended May 31, 2009, the tax character of distributions paid was as follows: ordinary income $40,454 and tax exempt income $5,132,508. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Annual report | High Yield Municipal Bond Fund	27

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period. Permanent book-tax differences are primarily attributable to amortization and accretion on debt securities.

Note 3
Risk and uncertainties

Non-diversified risk

The Fund is allowed to invest in the securities of a relatively small number of issuers, which may result in greater susceptibility to associated risks. As a result, credit, market and other risks associated with a fund’s investment strategies or techniques may be more pronounced for the Fund than for funds that are diversified.

Fixed income risk

Fixed income securities are subject to credit and interest rate risk and involve some risk of default in connection with principal and interest payments.

Insurance concentration risk

The Fund may hold insured municipal obligations which are insured as to their scheduled payment of principal and interest under an insurance policy obtained by the issuer or underwriter of the obligation at the time of its original issuance. Since there are a limited number of municipal obligation insurers, a Fund may have a concentration of investments covered by one insurer. Accordingly, the concentration may make the Fund’s value more volatile and investment values may rise and fall more rapidly. In addition, the credit quality of companies which provide the insurance may affect the value of those securities and insurance does not guarantee the market value of the insured obligation.

Investing in high yield securities

Investing in high yield securities may involve greater risks and considerations not typically associated with investing in U.S. government bonds and other high quality fixed-income securities. These securities are non-investment grade securities, often referred to as “junk bonds.” Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high yield securities may be less liquid due to the extent that there is no established retail secondary market and because of a decline in the value of such securities. The Fund may not be able to sell bonds at desired prices and that large purchases or sales of certain high-yield bond issues may cause substantial fluctuations in share price, yield and total return.

Municipal bond risk

The Fund generally invests in general obligation or revenue municipal bonds. The bonds are backed by the municipal issuers and have the risk that the issuer’s credit quality will decline. General obligation bonds are backed by the municipal issuer’s ability to levy taxes. In extreme cases, a municipal issuer could declare bankruptcy or otherwise become unable to honor its commitments to bondholders which may be caused by many reasons, including fiscal mismanagement and erosion of the tax base. Revenue bonds are backed only by income associated with a specific facility. Any circumstance that reduces or threatens the economic viability of that particular facility can affect the bond’s credit quality.

State concentration risk

The Fund may concentrate its investments in a single state and its performance is affected by local, state and regional factors. The risks may include economic or policy changes, erosion of the tax base, and state legislative changes (especially those regarding budgeting and taxes). Although the Fund invests mainly in investment-grade bonds, which generally have a relatively low level of credit risk, any factors that might lead to a credit decline statewide would be likely to cause widespread decline in the credit quality of the Fund’s holdings.

Note 4
Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance

28	High Yield Municipal Bond Fund | Annual report

of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Note 5
Management fee and transactions with
affiliates and others

The Fund has an investment management contract with John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC). Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.625% of the first $75,000,000 of the Fund’s average daily net asset value, (b) 0.5625% of the next 75,000,000 and (c) 0.50% of the Fund’s average daily net asset value in excess of $150,000,000. The Adviser has a subadvisory agreement with MFC Global Investment Management (U.S.), LLC, an indirectly owned subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of subadvisory fees.

The investment management fees incurred for the period ended May 31, 2009, were equivalent to an annual effective rate of 0.60% of the Fund’s average daily net assets.

The Fund has a Distribution Agreement with John Hancock Funds, LLC (JH Funds), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C shares, pursuant to Rule 12b-1 under the 1940 Act, to pay JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.25%, 1.00% and 1.00% of average daily net asset value of Class A, Class B and Class C shares, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the Financial Industry Regulatory Authority (formerly the National Association of Securities Dealers). Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

Pursuant to the Advisory Agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, annual, semiannual and periodic reports to shareholders and the preparation of all regulatory reports. These expenses are allocated based on the relative share of net assets of each class at the time the expense was incurred.

The accounting and legal services fees incurred for the period ended May 31, 2009, were equivalent to an annual effective rate of less than 0.01% of the Fund’s average daily net assets.

The Fund has an agreement with its custodian bank, under which custody fees are reduced by balance credits applied during the period. The expense reductions related to custody fee offsets amounted to $554.

Class A shares are assessed up-front sales charges. During the period ended May 31, 2009, JH Funds received net up-front sales charges of $521,077 with regard to sales of Class A shares. Of this amount, $62,141 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $458,896 was paid as sales commissions to unrelated broker-dealers and $40 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer. The Adviser’s indirect parent, John Hancock Life Insurance Company (JHLICO), is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a

Annual report | High Yield Municipal Bond Fund	29

CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended May 31, 2009, CDSCs received by JH Funds amounted to $15,316 for Class B shares and $7,057 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of JHLICO. The transfer agent fees are made up of three components:

• The Fund pays a monthly transfer agent fee at an annual rate of 0.01% for all classes based on each class’s average daily net assets.

• All classes oft he Fund paid a monthly fee based on an annual rate of $17.50 per shareholder account.

• In addition, Signature Services is reimbursed for certain out-of-pocket expenses.

The Fund receives earnings credits from its transfer agent as a result of uninvested cash balances. These credits are used to reduce a portion of the Fund’s transfer agent fees and out-of-pocket expenses. During the period ended May 31, 2009, the Fund’s transfer agent fees and out-of-pocket expenses were reduced by $14 for transfer agent credits earned.

Class level expenses for the period ended May 31, 2009 were as follows:

	Distribution and	Transfer
Share class	service fees	agent fees

Class A	$185,391	$45,834
Class B	54,664	3,360
Class C	173,950	10,769
Total	$414,005	$59,963

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. Mr. John G. Vrysen is a Board member of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

30	High Yield Municipal Bond Fund | Annual report

Note 6

Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the period ended May 31, 2009, and years ended August 31, 2008 and August 31, 2007, along with the corresponding dollar value.

	Period ended 5-31-09[1]		Year ended 8-31-08		Year ended 8-31-07
	Shares	Amount	Shares	Amount	Shares	Amount
Class A shares

Sold	10,137,109	$71,928,971	4,915,022	$39,839,099	1,580,206	$13,718,967
Distributions
reinvested	380,106	2,686,707	250,989	2,041,557	199,960	1,732,127
Repurchased	(3,589,611)	(25,647,418)	(1,894,507)	(15,471,342)	(1,666,172)	(14,391,723)

Net increase	6,927,604	$48,968,260	3,271,504	$26,409,314	113,994	$1,059,371

Class B shares

Sold	317,921	$2,263,883	211,312	$1,716,618	124,185	$1,074,189
Distributions
reinvested	17,646	124,577	21,935	179,122	26,263	227,789
Repurchased	(283,524)	(2,014,533)	(458,316)	(3,769,732)	(732,391)	(6,367,545)

Net increase
(decrease)	52,043	$373,927	(225,069)	($1,873,992)	(581,943)	($5,065,567)

Class C shares

Sold	2,814,002	$19,992,868	2,153,756	$17,641,134	232,043	$2,019,466
Distributions
reinvested	68,219	481,885	41,481	336,595	23,094	199,968
Repurchased	(982,496)	(6,929,325)	(502,921)	(4,137,462)	(195,597)	(1,690,063)

Net increase	1,899,725	$13,545,428	1,692,316	$13,840,267	59,540	$529,371

Net increase
(decrease)	8,879,372	$62,887,615	4,738,751	$38,375,589	(408,409)	($3,476,825)

1 For the nine month period ended May 31, 2009, the Fund changed its fiscal year end from August 31 to May 31.

Note 7
Purchase and sale of securities

Purchases and proceeds from sales or maturities of securities, including purchases and sales of variable rate demand notes of $21,690,000 and $23,030,000, respectively, during the period ended May 31, 2009, aggregated $127,528,708 and $64,003,512, respectively. Short-term securities are excluded from these amounts.

Note 8
Change in fiscal year end

On March 12, 2009, the Board of Trustees approved to change the Fund’s fiscal year-end from August 31 to May 31.

Annual report | High Yield Municipal Bond Fund	31

Auditors’ report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of John Hancock High Yield Municipal Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock High Yield Municipal Bond Fund (the “Fund”) at May 31, 2009, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2009 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where securities purchased confirmations had not been received, provide a reasonable basis for our opinion. The financial highlights for each of the periods ended on or before August 31, 2005 were audited by other auditors whose report expressed an unqualified opinion thereof.

PricewaterhouseCoopers LLP
Boston, Massachusetts
July 17, 2009

32	High Yield Municipal Bond Fund | Annual report

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended May 31, 2009.

The Fund designates 99.23% of dividends from net investment income as exempt-interest dividends. The percentage of dividends subject to the alternative minimum tax is 13.39%.

For specific information on exception provisions in your state, consult your local state tax office or your tax adviser. Shareholders will be mailed a 2009 U.S. Treasury Department Form 1099-DIV in January 2010. This will reflect the total of all distributions that are taxable for calendar year 2009.

Annual report | High Yield Municipal Bond Fund	33

Board Consideration of and
Continuation of Investment Advisory
Agreement and Subadvisory
Agreement: John Hancock
High Yield Municipal Bond Fund

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Municipal Securities Trust (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the Independent Trustees), annually to meet in person to review and consider the continuation of: (i) the investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser) and (ii) the investment subadvisory agreement (the Subadvisory Agreement) with MFC Global Investment Management (U.S.), LLC (the Subadviser) for the John Hancock High Yield Municipal Bond Fund (the Fund). The Advisory Agreement and the Subadvisory Agreement are collectively referred to as the Advisory Agreements.

At meetings held on May 5–6 and June 9–10, 2008, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and its Independent Trustees, reviewed a broad range of information requested for this purpose. This information included: (i) the investment performance of the Fund relative to a category of relevant funds (the Category) and a peer group of comparable funds (the Peer Group). The funds within each Category and Peer Group were selected by Morningstar Inc. (Morningstar), an independent provider of investment company data. Data covered a range of periods ended December 31, 2007, (ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Category and a Peer Group, (iii) the advisory fees of comparable portfolios of other clients of the Adviser and the Subadviser, (iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund, (v) breakpoints in the Fund’s and the Peer Group’s fees, and information about economies of scale, (vi) the Adviser’s and Subadviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Subadviser’s compliance department, (vii) the background and experience of senior management and investment professionals, and (viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Subadviser.

The Independent Trustees considered the legal advice of independent legal counsel and relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. The Board principally considered data on performance and other information provided by Morningstar as of December 31, 2007. The Board also considered updated performance information provided to it by the Adviser or Subadviser at its May and June 2008 meetings. Performance and other information may be quite different as of the date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board considered the investment philosophy, research and

34	High Yield Municipal Bond Fund | Annual report

investment decision-making processes of the Adviser and Subadviser. The Board considered the Adviser’s execution of its oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs and compliance records of the Adviser and Subadviser. In addition, the Board took into account the administrative and other non-advisory services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser supported renewal of the Advisory Agreements.

Fund performance

The Board considered the performance results for the Fund over various time periods ended December 31, 2007. The Board also considered these results in comparison to the performance of the Category, as well as the Fund’s Peer Group and benchmark index. The Board reviewed with representatives of Morningstar the methodology used by Morningstar to select the funds in the Category and the Peer Group.

The Board noted that the Fund’s performance for the 1- and 10-year periods was lower than the performance of its benchmark index, the Lehman Brothers Municipal Bond Index, as was the Category and Peer Group medians. The Board also noted that the Fund’s performance was higher than the benchmark index for the 3- and 5-year periods. The Board favorably viewed that the Fund’s performance has higher than the Category and Peer Group medians for the 1-, 3- and 5-year periods.

Investment advisory fee and subadvisory
fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group and Category. The Board noted that the Advisory Agreement Rate was not appreciably higher than the median rates of the Peer Group and Category.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (Expense Ratio). The Board noted that, unlike the Fund, several funds in the Peer Group employed fee waivers or reimbursements. The Board received and considered information comparing the Expense Ratio of the Fund to that of the Peer Group and Category medians before the application of fee waivers and reimbursements (Gross Expense Ratio) and after the application of such waivers and reimbursement (Net Expense Ratio). The Board noted that the Fund’s Gross Expense Ratio and Net Expense Ratio were higher than the Category and Peer Group medians.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall expense results and performance supported the re-approval of the Advisory Agreements.

The Board also received information about the investment subadvisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to the Subadviser for investment subadvisory services. The Board concluded that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates, including the

Annual report | High Yield Municipal Bond Fund	35

Subadviser. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates, including the Subadviser, as a result of their relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser and Subadviser with the Fund and benefits potentially derived from an increase in business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Subadviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

Board Consideration of Amendments
to Investment Advisory Agreement

In approving the proposed new form of Advisory Agreement at the December 8–9, 2008 meeting (which is subject to shareholder approval), the Board determined that it was appropriate to rely upon its recent consideration at its June 10, 2008 meeting of such factors as: fund performance; the realization of economies of scale; profitability of the Advisory Agreement to the Adviser; and comparative advisory fee

36	High Yield Municipal Bond Fund | Annual report

rates (as well as its conclusions with respect to those factors). The Board noted that it had, at the June 10, 2008 meeting, concluded that these factors, taken as a whole, supported the continuation of the Advisory Agreement. The Board, at the December 8–9, 2008 meeting, revisited particular factors to the extent relevant to the proposed new form of Agreement. In particular, the Board noted the skill and competency of the Adviser in its past management of the Fund’s affairs and subadvisory relationships, the qualifications of the Adviser’s personnel who perform services for the Trust and the Fund, including those who served as officers of the Trust, and the high level and quality of services that the Adviser may reasonably be expected to continue to provide the Fund and concluded that the Adviser may reasonably be expected to perform its services ably under the proposed new form of Advisory Agreement. The Board also took into consideration the extensive analysis and effort undertaken by a working group comprised of a subset of the Board’s Independent Trustees, which met several times, both with management representatives and separately, prior to the Board’s December 8–9, 2008 meeting. The Board considered the differences between the current Advisory Agreement and proposed new form of Agreement, and agreed that the new Advisory Agreement structure would more clearly delineate the Adviser’s duties under the Agreement by separating the Adviser’s non-advisory functions from its advisory functions. The enhanced delineation is expected to facilitate oversight of the Adviser’s advisory and non-advisory activities without leading to any material increase in the Fund’s overall expense ratios.

Annual report | High Yield Municipal Bond Fund	37

Special Shareholder Meeting (Unaudited)

On January 28, 2009 a Special Meeting of the Shareholders of John Hancock Municipal Series Trust and its series, John Hancock High Yield Municipal Bond Fund, was held at 601 Congress Street, Boston, Massachusetts for the purpose of considering and voting on the proposal listed below:

To approve a revised fundamental investment policy concerning tax-exempt investments.

PROPOSAL PASSED ON JANUARY 28, 2009

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	7,182,191.679	44.998%	88.467%
Against	558,514.315	3.499%	6.880%
Abstain	377,778.019	2.367%	4.653%
Total	8,118,484.013	50.864%	100%

On April 16, 2009, a Special Meeting of the Shareholders of John Hancock Municipal Series Trust and its series, John Hancock High Yield Municipal Bond Fund, was held at 601 Congress Street, Boston, Massachusetts for the purpose of considering and voting on the proposals listed below:

Proposal 1: Election of eleven Trustees as members of the Board of Trustees of John Hancock Municipal Securities Trust.

PROPOSAL 1 PASSED FOR  ALL TRUSTEES ON APRIL 16, 2009.

1. Election of eleven Trustees as members of the Board of Trustees of each of the Trusts (all Trusts):

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

James R. Boyle
Affirmative	38,496,265.7600	61.895%	95.248%
Withhold	1,920,578.4220	3.088%	4.752%

TOTAL	40,416,844.1820	64.983%	100.000%

John G. Vrysen
Affirmative	38,476,014.7600	61.863%	95.198%
Withhold	1,940,829.4220	3.120%	4.802%

TOTAL	40,416,844.1820	64.983%	100.000%

James F. Carlin
Affirmative	38,426,291.2820	61.783%	95.075%
Withhold	1,990,552.9000	3.200%	4.925%

TOTAL	40,416,844.1820	64.983%	100.000%

William H. Cunningham
Affirmative	38,465,617.4970	61.846%	95.172%
Withhold	1,951,226.6850	3.137%	4.828%

TOTAL	40,416,844.1820	64.983%	100.000%

Deborah Jackson
Affirmative	38,417,390.9940	61.768%	95.053%
Withhold	1,999,453.1880	3.215%	4.947%

TOTAL	40,416,844.1820	64.983%	100.000%

38	High Yield Municipal Bond Fund | Annual report

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Charles L. Ladner
Affirmative	38,409,621.1310	61.756%	95.034%
Withhold	2,007,223.0510	3.227%	4.966%

TOTAL	40,416,844.1820	64.983%	100.000%

Stanley Martin
Affirmative	38,462,185.7870	61.840%	95.164%
Withhold	1,954,658.3950	3.143%	4.836%

TOTAL	40,416,844.1820	64.983%	100.000%

Patti McGill Peterson
Affirmative	38,382,793.7560	61.713%	94.967%
Withhold	2,034,050.4260	3.270%	5.033%

TOTAL	40,416,844.1820	64.983%	100.000%

John A. Moore
Affirmative	38,382,058.7750	61.711%	94.965%
Withhold	2,034,785.4070	3.272%	5.035%

TOTAL	40,416,844.1820	64.983%	100.000%

Steven R. Pruchansky
Affirmative	38,472,426.3320	61.857%	95.189%
Withhold	1,944,417.8500	3.126%	4.811%

TOTAL	40,416,844.1820	64.983%	100.000%

Gregory A. Russo
Affirmative	38,465,242.6020	61.845%	95.171%
Withhold	1,951,601.5800	3.138%	4.829%

TOTAL	40,416,844.1820	64.983%	100.000%

Proposal 6: To revise merger approval requirements for John Hancock Municipal Securities Trust.

PROPOSAL 6 PASSED ON APRIL 16, 2009.

6. Revision to merger approval requirements (all Trusts).

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	30,468,487.9750	48.987%	75.386%
Against	1,699,149.5760	2.732%	4.204%
Abstain	2,564,095.6310	4.123%	6.344%
Broker Non-Votes	5,685,111.0000	9.141%	14.066%

TOTAL	40,416,844.1820	64.983%	100.000%

On May 5, 2009, an adjourned session of a Special Meeting of the Shareholders of John Hancock Municipal Series Trust and its series, John Hancock High Yield Municipal Bond Fund, held at 601 Congress Street, Boston, Massachusetts for the purpose of considering and voting on the proposals listed below:

Annual report | High Yield Municipal Bond Fund	39

Proposal 2: To approve a new form of Advisory Agreement between John Hancock Municipal Securities Trust and John Hancock Advisers, LLC.

PROPOSAL 2 PASSED ON MAY 5, 2009.

2. Approval of a new form of Advisory Agreement between each Trust and John Hancock Advisers, LLC (all Funds).

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	7,770,808.6010	46.140%	70.041%
Against	289,752.5620	1.720%	2.612%
Abstain	420,029.4810	2.494%	3.786%
Broker Non-Votes	2,613,942.0000	15.520%	23.561%

TOTAL	11,094,532.6440	65.874%	100.000%

Proposal 3: To approve the following changes to fundamental investment restrictions:

PROPOSALS 3A and 3C-3F PASSED ON MAY 5, 2009.

3. Approval of the following changes to fundamental investment restrictions (See Proxy Statement for Fund(s) voting on this Proposal):

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

3A. Revise: Concentration

Affirmative	7,733,982.8160	45.921%	69.709%
Against	310,265.9240	1.842%	2.797%
Abstain	436,339.9040	2.591%	3.933%
Broker Non-Votes	2,613,944.0000	15.520%	23.561%

TOTAL	11,094,532.6440	65.874%	100.000%

3C. Revise: Underwriting

Affirmative	7,706,269.3400	45.756%	69.460%
Against	321,322.1450	1.908%	2.896%
Abstain	452,997.1590	2.690%	4.083%
Broker Non-Votes	2,613,944.0000	15.520%	23.561%

TOTAL	11,094,532.6440	65.874%	100.000%

3D. Revise: Real Estate

Affirmative	7,673,172.9570	45.560%	69.161%
Against	365,413.7090	2.170%	3.294%
Abstain	442,003.9780	2.624%	3.984%
Broker Non-Votes	2,613,942.0000	15.520%	23.561%

TOTAL	11,094,532.6440	65.874%	100.000%

3E. Revise: Loans

Affirmative	7,657,563.4910	45.468%	69.020%
Against	360,644.2840	2.141%	3.251%
Abstain	462,383.8690	2.745%	4.168%
Broker Non-Votes	2,613,941.0000	15.520%	23.561%

TOTAL	11,094,532.6440	65.874%	100.000%

40	High Yield Municipal Bond Fund | Annual report

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

3F. Revise: Senior Securities

Affirmative	7,727,797.2200	45.884%	69.653%
Against	308,514.3640	1.832%	2.781%
Abstain	444,280.0600	2.638%	4.005%
Broker Non-Votes	2,613,941.0000	15.520%	23.561%

TOTAL	11,094,532.6440	65.874%	100.000%

Proposal 4: To approve amendments changing Rule 12b-1 Plans for certain classes of the Fund from “reimbursement” to compensation plans.

PROPOSAL 4 PASSED FOR ONLY CLASSES A AND B ON MAY 5, 2009.

Class A

4. Approval of amendments changing Rule 12b-1 Plans for certain classes of the Funds from “reimbursement” to “compensation” Plans.

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	6,079,536.4270	46.772%	69.967%
Against	245,125.9900	1.886%	2.821%
Abstain	360,632.4680	2.775%	4.150%
Broker Non-Votes	2,003,888.0000	15.417%	23.062%

TOTAL	8,689,182.8850	66.850%	100.000%

Class B

4. Approval of amendments changing Rule 12b-1 Plans for certain classes of the Funds from “reimbursement” to “compensation” Plans.

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	453,239.9450	46.641%	76.018%
Against	20,767.0000	2.137%	3.483%
Abstain	37,065.9510	3.814%	6.217%
Broker Non-Votes	85,151.0000	8.763%	14.282%

TOTAL	596,223.8960	61.355%	100.000%

Class C

4. Approval of amendments changing Rule 12b-1 Plans for certain classes of the Funds from “reimbursement” to “compensation” Plans.

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	1,099,001.9790	38.259%	60.748%
Against	124,227.5910	4.325%	6.867%
Abstain	60,991.2930	2.123%	3.371%
Broker Non-Votes	524,905.0000	18.274%	29.014%

TOTAL	1,809,125.8630	62.981%	100.000%

Annual report | High Yield Municipal Bond Fund	41

Proposal 5: To adopt a manager of manager structure.

PROPOSAL 5 DID NOT PASS ON MAY 5, 2009.

5. Proposal adopting a manager of manager structure.

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	7,376,003.8970	43.796%	66.483%
Against	636,323.1420	3.778%	5.735%
Abstain	468,259.6050	2.780%	4.221%
Broker Non-Votes	2,613,946.0000	15.520%	23.561%

TOTAL	11,094,532.6440	65.874%	100.000%

42	High Yield Municipal Bond Fund | Annual report

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees
Name, Year of Birth		Number of John
Position(s) held with Fund	Trustee	Hancock funds
Principal occupation(s) and other	of Fund	overseen by
directorships during past 5 years	since[1]	Trustee

Patti McGill Peterson, Born: 1943	2005	48

Chairperson (since December 2008); Principal, PMP Globalinc (consulting) (since 2007); Senior
Associate, Institute for Higher Education Policy (since 2007); Executive Director, CIES (international education agency) (until 2007); Vice President, Institute of International Education (until 2007); Senior
Fellow, Cornell University Institute of Public Affairs, Cornell University (until 1998); Former President
Wells College, St. Lawrence University and the Association of Colleges and Universities of the State
of New York. Director of the following: Niagara Mohawk Power Corporation (until 2003); Security
Mutual Life (insurance) (until 1997); ONBANK (until 1993). Trustee of the following: Board of Visitors,
The University of Wisconsin, Madison (since 2007); Ford Foundation, International Fellowships Program
(until 2007); UNCF, International Development Partnerships (until 2005); Roth Endowment (since 2002);
Council for International Educational Exchange (since 2003).

James F. Carlin, Born: 1940	1994	48

Director and Treasurer, Alpha Analytical Laboratories, Inc. (chemical analysis) (since 1985); Part Owner and Treasurer, Lawrence Carlin Insurance Agency, Inc. (since 1995); Part Owner and Vice President,
Mone Lawrence Carlin Insurance Agency, Inc. (until 2005); Chairman and Chief Executive Officer,
Carlin Consolidated, Inc. (management/investments) (since 1987); Trustee, Massachusetts Health and
Education Tax Exempt Trust (1993–2003).

William H. Cunningham,[2] Born: 1944	1987	48

Professor, University of Texas at Austin (since 1971); former Chancellor, University of Texas System and former President, University of Texas at Austin (until 2001); Chairman and Chief Executive Officer, IBT
Technologies (until 2001); Director of the following: Hicks Acquisition Company I, Inc. (since 2007);
Hire.com (until 2004), STC Broadcasting, Inc. and Sunrise Television Corp. (until 2001), Symtx, Inc.
(electronic manufacturing) (since 2001), Adorno/Rogers Technology, Inc. (until 2004), Pinnacle Foods
Corporation (until 2003), rateGenius (until 2003), Lincoln National Corporation (insurance) (since 2006),
Jefferson-Pilot Corporation (diversified life insurance company) (until 2006), New Century Equity
Holdings (formerly Billing Concepts) (until 2001), eCertain (until 2001), ClassMap.com (until 2001), Agile
Ventures (until 2001), AskRed.com (until 2001), Southwest Airlines (since 2000), Introgen (manufacturer of biopharmaceuticals) (since 2000) and Viasystems Group, Inc. (electronic manufacturer) (until
2003); Advisory Director, Interactive Bridge, Inc. (college fundraising) (until 2001); Advisory Director,
Q Investments (until 2003); Advisory Director, JPMorgan Chase Bank (formerly Texas Commerce
Bank–Austin), LIN Television (until 2008), WilTel Communications (until 2003) and Hayes Lemmerz
International, Inc. (diversified automotive parts supply company) (since 2003).

Deborah C. Jackson,[2,4] Born: 1952	2008	48

Chief Executive Officer, American Red Cross of Massachusetts Bay (since 2002); Board of Directors of
Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since
2001); Board of Directors of American Student Association Corp. (since 1996); Board of Directors of
Boston Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (since 2007).

Annual report | High Yield Municipal Bond Fund	43

Independent Trustees (continued)

Name, Year of Birth		Number of John
Position(s) held with Fund	Trustee	Hancock funds
Principal occupation(s) and other	of Fund	overseen by
directorships during past 5 years	since[1]	Trustee

Charles L. Ladner, Born: 1938	1994	48

Chairman and Trustee, Dunwoody Village, Inc. (retirement services); Senior Vice President and Chief
Financial Officer, UGI Corporation (public utility holding company) (retired 1998); Vice President and
Director, AmeriGas, Inc. (retired 1998); Director, AmeriGas Partners, L.P. (gas distribution) (until 1997);
Director, EnergyNorth, Inc. (until 1997); Director, Parks and History Association (until 2005).

Stanley Martin,[2,4] Born: 1947	2008	48

Senior Vice President/Audit Executive, Federal Home Loan Mortgage Corporation (2004–2006);
Executive Vice President/Consultant, HSBC Bank USA (2000–2003); Chief Financial Officer/Executive
Vice President, Republic New York Corporation and Republic National Bank of New York (1998–2000);
Partner, KPMG LLP (1971–1998).

Dr. John A. Moore, Born: 1939	2005	48

President and Chief Executive Officer, Institute for Evaluating Health Risks (nonprofit institution)
(until 2001); Senior Scientist, Sciences International (health research) (until 2003); Former
Assistant Administrator and Deputy Administrator, Environmental Protection Agency; Principal,
Hollyhouse (consulting) (since 2000); Director, CIIT Center for Health Science Research (nonprofit research) (until 2007).

Steven R. Pruchansky, Born: 1944	1994	48

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First
American Bank (since 2008); Managing Director, JonJames, LLC (real estate) (since 2000); Director,
First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President,
Maxwell Building Corp. (until 1991).

Gregory A. Russo,[4] Born: 1949	2009	48

Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006); Vice Chairman, Industrial
Markets, KPMG (1998–2002).

44	High Yield Municipal Bond Fund | Annual report

Non-Independent Trustees[3]
Name, Year of Birth		Number of John
Position(s) held with Fund	Trustee	Hancock funds
Principal occupation(s) and other	of Fund	overseen by
directorships during past 5 years	since[1]	Trustee

James R. Boyle, Born: 1959	2005	264

Executive Vice President, Manulife Financial Corporation (since 1999); Director and President, John
Hancock Variable Life Insurance Company (since 2007); Director and Executive Vice President, John
Hancock Life Insurance Company (since 2004); Chairman and Director, John Hancock Advisers, LLC (the
Adviser), John Hancock Funds, LLC (John Hancock Funds) and The Berkeley Financial Group, LLC (The
Berkeley Group) (holding company) (since 2005); Chairman and Director, John Hancock Investment
Management Services, LLC (since 2006); Senior Vice President, The Manufacturers Life Insurance
Company (U.S.A.) (until 2004).

John G. Vrysen,[4] Born: 1955	2009	48

Chief Operating Officer (since 2005)
Senior Vice President, Manulife Financial Corporation (since 2006); Director, Executive Vice President and Chief Operating Officer, the Adviser, The Berkeley Group, John Hancock Investment Management
Services, LLC and John Hancock Funds, LLC (since 2007); Chief Operating Officer, John Hancock Funds,
John Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2007); Director, John
Hancock Signature Services, Inc. (since 2005); Chief Financial Officer, the Adviser, The Berkeley Group,
Manulife Financial Corporation Global Investment Management (U.S.), LLC, John Hancock Investment
Management Services, LLC, John Hancock Funds, LLC, John Hancock Funds, John Hancock Funds II,
John Hancock Funds III and John Hancock Trust (2005–2007); Vice President, Manulife Financial
Corporation (until 2006).

Principal officers who are not Trustees
Name, Year of Birth
Position(s) held with Fund		Officer
Principal occupation(s) and other		of Fund
directorships during past 5 years		since

Keith F. Hartstein, Born: 1956		2005

President and Chief Executive Officer
Senior Vice President, Manulife Financial Corporation (since 2004); Director, President and Chief
Executive Officer, the Adviser, The Berkeley Group and John Hancock Funds, LLC (since 2005); Director,
MFC Global Investment Management (U.S.), LLC (MFC Global (U.S.)) (since 2005); Chairman and
Director, John Hancock Signature Services, Inc. (since 2005); Director, President and Chief Executive
Officer, John Hancock Investment Management Services, LLC (since 2006); President and Chief
Executive Officer, John Hancock Funds and John Hancock Funds III (since 2005); Director, Chairman and President, NM Capital Management, Inc. (since 2005); Member and former Chairman, Investment
Company Institute Sales Force Marketing Committee (since 2003); President and Chief Executive
Officer, John Hancock Funds II and John Hancock Trust (2005–July 2009); Director, President and Chief
Executive Officer, MFC Global (U.S.) (2005–2006); Executive Vice President, John Hancock Funds,
LLC (until 2005).

Annual report | High Yield Municipal Bond Fund	45

Principal officers who are not Trustees (continued)

Name, Year of Birth
Position(s) held with Fund	Officer
Principal occupation(s) and other	of Fund
directorships during past 5 years	since

Thomas M. Kinzler, Born: 1955	2006

Secretary and Chief Legal Officer
Vice President and Counsel, John Hancock Life Insurance Company (U.S.A.) (since 2006); Secretary and Chief Legal Officer, John Hancock Funds, John Hancock Funds II and John Hancock Trust (since
2006); Vice President and Associate General Counsel, Massachusetts Mutual Life Insurance Company
(1999–2006); Secretary and Chief Legal Counsel, MML Series Investment Fund (2000–2006); Secretary
and Chief Legal Counsel, MassMutual Institutional Funds (2000–2004); Secretary and Chief Legal
Counsel, MassMutual Select Funds and MassMutual Premier Funds (2004–2006).

Francis V. Knox, Jr., Born: 1947	2005

Chief Compliance Officer
Vice President and Chief Compliance Officer, John Hancock Investment Management Services, LLC,
the Adviser and MFC Global (U.S.) (since 2005); Chief Compliance Officer, John Hancock Funds, John
Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2005); Vice President and
Assistant Treasurer, Fidelity Group of Funds (until 2004); Vice President and Ethics & Compliance Officer,
Fidelity Investments (until 2001).

Michael J. Leary, Born: 1965	2007

Treasurer
Vice President, John Hancock Life Insurance Company (U.S.A.) and Treasurer for John Hancock Funds,
John Hancock Funds II, John Hancock Funds III and John Hancock Trust (since May 2009); Assistant
Treasurer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John Hancock
Trust (2007–2009); Vice President and Director of Fund Administration, JP Morgan (2004–2007); Vice
President and Senior Manager of Fund Administration, JP Morgan (1993–2004); Manager, Ernst &
Young, LLC (1988–1993).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Chief Financial Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John
Hancock Trust (since 2007); Assistant Treasurer, Goldman Sachs Mutual Fund Complex (registered investment companies) (2005–2007); Vice President, Goldman Sachs (2005–2007); Managing Director
and Treasurer of Scudder Funds, Deutsche Asset Management (2003–2005); Director, Tax and Financial
Reporting, Deutsche Asset Management (2002–2003); Vice President and Treasurer, Deutsche Global
Fund Services (1999–2002).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit Committee.

3 Non-Independent Trustees hold positions with the Fund’s investment adviser, underwriter and certain other affiliates.

4 Mr. Martin was appointed by the Board as Trustee on September 8, 2008 and Ms. Jackson was appointed effective October 1, 2008. Mr. Russo and Mr. Vrysen were elected by the shareholders at a special meeting on April 16, 2009.

46	High Yield Municipal Bond Fund | Annual report

More information

Trustees	Investment adviser
Patti McGill Peterson, Chairperson	John Hancock Advisers, LLC
James R. Boyle†
James F. Carlin	Subadviser
William H. Cunningham*	MFC Global Investment
Deborah C. Jackson*	Management (U.S.), LLC
Charles L. Ladner
Stanley Martin*	Principal distributor
Dr. John A. Moore	John Hancock Funds, LLC
Steven R. Pruchansky
Gregory A. Russo	Custodian
John G. Vrysen†	State Street Bank and Trust Company
*Member of the Audit Committee
†Non-Independent Trustee	Transfer agent
John Hancock Signature Services, Inc.
Officers
Keith F. Hartstein	Legal counsel
President and Chief Executive Officer	K&L Gates LLP

Thomas M. Kinzler	Independent registered
Secretary and Chief Legal Officer	public accounting firm
PricewaterhouseCoopers LLP
Francis V. Knox, Jr.
Chief Compliance Officer

Michael J. Leary
Treasurer

Charles A. Rizzo
Chief Financial Officer

John G. Vrysen
Chief Operating Officer

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Website at sec.gov or on our Website.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Website and the SEC’s Website, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Website www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 9510	Mutual Fund Image Operations
	Portsmouth, NH 03802-9510	164 Corporate Drive
Portsmouth, NH 03801

Annual report | High Yield Municipal Bond Fund	47

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock High Yield Municipal Bond Fund.	5900A 5/09
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	7/09

ITEM 2. CODE OF ETHICS.

As of the end of the period, May 31, 2009, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the “Senior Financial Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Stanley Martin is the audit committee financial expert and is “independent”, pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees
The aggregate fees billed for professional services rendered by the principal accountant(s) for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant(s) in connection with statutory and regulatory filings or engagements amounted to $70,304 for the fiscal year ended May 31, 2009 (the funds of the registrant changed the fiscal year end to May 31) (broken out as follows: John Hancock High Yield Municipal Bond Fund -$34,108 and John Hancock Tax-Free Bond Fund - $36,196) and $53,050 for the fiscal year ended August 31, 2008 (broken out as follows: John Hancock High Yield Municipal Bond Fund -$25,450 and John Hancock Tax-Free Bond Fund - $27,600). These fees were billed to the registrant and were approved by the registrant’s audit committee.

(b) Audit-Related Services
There were no audit-related fees during the fiscal year ended May 31, 2009 and fiscal year ended August 31, 2008 billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant ("control affiliates").

(c) Tax Fees
The aggregate fees billed for professional services rendered by the principal accountant(s) for the tax compliance, tax advice and tax planning (“tax fees”) amounted to $6,366 for the fiscal year ended May 31, 2009 (broken out as follows: John Hancock High Yield Municipal Bond Fund -$3,054 and John Hancock Tax-Free Bond Fund - $3,312) and $6,700 for the fiscal year ended August 31, 2008 (broken out as follows: John Hancock High Yield Municipal Bond Fund - $3,200 and John Hancock Tax-Free Bond Fund - $3,500). The nature of the services comprising the tax fees was the review of the registrant’s income tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant’s audit committee. There were no tax fees billed to the control affiliates.

(d) All Other Fees
There were no other fees during the fiscal year ended May 31, 2009 and fiscal year ended August 31, 2008 billed to the registrant or to the control affiliates.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the “Auditor”) relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust’s Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per instance/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per instance/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees, Tax Fees and All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) According to the registrant’s principal accountant, for the fiscal year ended May 31, 2009, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant's accountant(s) for services rendered to the registrant and rendered to the registrant's control affiliates for each of the last two fiscal years of the registrant were $8,872,111 for the fiscal year ended May 31, 2009, and $869,145 for the fiscal year ended August 31, 2008.

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant’s principal accountant(s) to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant(s)' independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Stanley Martin - Chairman
William H. Cunningham
Deborah C. Jackson

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics for Senior Financial Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Municipal Securities Trust

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: July 15, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: July 15, 2009

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: July 15, 2009